UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Secretary and Chief Legal Officer

Russell Investment Funds

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1.	Schedule of Investments

2010 QUARTERLY REPORT

Russell Investment Funds

MARCH 31, 2010

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2010 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.9%
Consumer Discretionary - 12.8%
Amazon.com, Inc. (Æ)	23,972	3,254
Avon Products, Inc.	15,500	525
Bed Bath & Beyond, Inc. (Æ)	37,760	1,652
Best Buy Co., Inc.	21,289	906
CarMax, Inc. (Æ)	11,600	291
CBS Corp. Class B	67,738	944
Comcast Corp. Class A	92,032	1,732
Costco Wholesale Corp.	23,000	1,373
Darden Restaurants, Inc.	5,000	223
Estee Lauder Cos., Inc. (The) Class A	15,662	1,016
Foot Locker, Inc.	13,700	206
Ford Motor Co. (Æ)(Ñ)	145,414	1,828
Harman International Industries, Inc. (Æ)	4,900	229
Home Depot, Inc.	103,319	3,342
Hyatt Hotels Corp. (Æ)	600	23
IAC/InterActiveCorp (Æ)	4,200	96
International Speedway Corp. Class A	1,600	41
Jarden Corp.	5,600	186
Johnson Controls, Inc.	46,300	1,528
Kohl’s Corp. (Æ)	29,644	1,624
Las Vegas Sands Corp. (Æ)(Ñ)	57,100	1,208
Lennar Corp. Class A	2,918	50
Lowe’s Cos., Inc.	151,899	3,682
McDonald’s Corp.	23,500	1,568
Nike, Inc. Class B	27,000	1,985
priceline.com, Inc. (Æ)	4,866	1,241
Pulte Group, Inc. (Æ)	26,046	293
Rent-A-Center, Inc. Class A (Æ)	10,700	253
Royal Caribbean Cruises, Ltd. (Æ)	16,600	548
Stanley Black & Decker, Inc.	11,725	673
Starbucks Corp.	47,225	1,146
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	9,400	438
Target Corp.	18,300	963
Tech Data Corp. (Æ)	3,800	159
Tiffany & Co.	17,100	812
Time Warner Cable, Inc.	8,500	453
Time Warner, Inc.	8,300	260
TJX Cos., Inc.	48,916	2,080
United Stationers, Inc. (Æ)	1,400	82
VF Corp.	11,600	930
Viacom, Inc. Class B (Æ)	69,800	2,400
Wal-Mart Stores, Inc.	72,453	4,028
Walt Disney Co. (The)	62,300	2,175
Yum! Brands, Inc.	24,900	954

		49,400

Consumer Staples - 7.7%
Archer-Daniels-Midland Co.	11,300	327
Coca-Cola Co. (The)	76,512	4,208
Colgate-Palmolive Co.	30,738	2,621
Corn Products International, Inc.	15,100	523
CVS Caremark Corp.	15,900	581
Dr Pepper Snapple Group, Inc.	15,200	535
General Mills, Inc.	13,200	934

	Principal Amount ($) or Shares	Market Value $
Hansen Natural Corp. (Æ)	11,842	514
JM Smucker Co. (The)	424	25
Kellogg Co.	19,495	1,042
Kimberly-Clark Corp.	16,800	1,056
Kraft Foods, Inc. Class A	32,100	971
Kroger Co. (The)	6,400	139
Lorillard, Inc.	6,600	497
PepsiCo, Inc.	116,543	7,710
Philip Morris International, Inc.	10,000	522
Procter & Gamble Co. (The)	68,964	4,363
Reynolds American, Inc.	4,600	248
Safeway, Inc.	53,700	1,335
Tyson Foods, Inc. Class A	23,600	452
Whole Foods Market, Inc. (Æ)	29,661	1,072

		29,675

Energy - 9.2%
Anadarko Petroleum Corp. (Ñ)	20,400	1,486
Apache Corp.	5,100	518
Berry Petroleum Co. Class A	700	20
Cameron International Corp. (Æ)	23,500	1,007
Chevron Corp.	61,750	4,682
ConocoPhillips	67,750	3,467
EOG Resources, Inc.	5,500	511
Exxon Mobil Corp.	30,300	2,029
Halliburton Co.	55,569	1,674
Helmerich & Payne, Inc.	3,700	141
Hess Corp.	23,500	1,470
Marathon Oil Corp.	133,147	4,213
Murphy Oil Corp.	6,900	388
Nabors Industries, Ltd. (Æ)	6,900	135
Occidental Petroleum Corp.	84,791	7,168
Pride International, Inc. (Æ)	5,200	156
Rowan Cos., Inc. (Æ)	4,800	140
Royal Dutch Shell PLC - ADR	14,900	862
Schlumberger, Ltd.	34,173	2,169
Southwestern Energy Co. (Æ)	23,400	953
St. Mary Land & Exploration Co.	2,000	70
Statoil ASA - ADR	23,900	558
Sunoco, Inc.	11,900	353
Transocean, Ltd. (Æ)	15,000	1,296
Valero Energy Corp.	11,900	234

		35,700

Financial Services - 17.1%
Aflac, Inc.	29,900	1,623
Allstate Corp. (The)	39,700	1,283
American Express Co.	54,051	2,230
American Financial Group, Inc.	2,100	60
AON Corp.	34,450	1,471
Apollo Investment Corp.	12,200	155
Aspen Insurance Holdings, Ltd.	3,800	110
Assurant, Inc.	10,400	358
Axis Capital Holdings, Ltd.	10,400	325
Bank of America Corp.	162,259	2,896
Bank of New York Mellon Corp. (The)	30,700	948
BB&T Corp. (Ñ)	56,950	1,845

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BlackRock, Inc. Class A	100	22
Camden Property Trust (ö)	7,800	325
Capital One Financial Corp.	47,476	1,966
Charles Schwab Corp. (The)	61,000	1,140
Citigroup, Inc. (Æ)	262,900	1,065
Comerica, Inc.	10,400	396
Commerce Bancshares, Inc.	3,000	123
Cullen/Frost Bankers, Inc.	1,500	84
Discover Financial Services	24,400	364
Endurance Specialty Holdings, Ltd.	7,000	260
Equity Residential (ö)	4,700	184
Everest Re Group, Ltd.	1,500	121
Extra Space Storage, Inc. (ö)	7,900	100
Federated Investors, Inc. Class B (Ñ)	22,400	591
Fifth Third Bancorp	58,500	795
Goldman Sachs Group, Inc. (The)	17,374	2,964
Hudson City Bancorp, Inc.	62,000	878
JPMorgan Chase & Co.	131,651	5,891
KeyCorp	85,400	662
Liberty Property Trust (ö)	10,700	363
Lincoln National Corp.	36,300	1,114
Mack-Cali Realty Corp. (ö)	7,600	268
Marsh & McLennan Cos., Inc.	39,200	957
Mastercard, Inc. Class A (Ñ)	13,744	3,491
Mercury General Corp.	18,700	818
MetLife, Inc.	25,700	1,114
Moody’s Corp.	12,600	375
Morgan Stanley	74,750	2,189
Northern Trust Corp. (Ñ)	18,500	1,022
NYSE Euronext	7,400	219
PartnerRe, Ltd. - ADR	4,600	367
People’s United Financial, Inc.	35,500	555
Plum Creek Timber Co., Inc. (ö)(Ñ)	20,300	790
PNC Financial Services Group, Inc.	23,700	1,415
ProLogis (ö)(Ñ)	14,800	195
Prudential Financial, Inc.	25,900	1,567
PS Business Parks, Inc. (ö)	1,600	85
Sovran Self Storage, Inc. (ö)	2,800	98
State Street Corp.	22,100	998
SunTrust Banks, Inc.	79,500	2,130
Transatlantic Holdings, Inc.	3,100	164
Travelers Cos., Inc. (The)	8,500	458
US Bancorp	98,950	2,561
Valley National Bancorp (Ñ)	44,300	681
Verisk Analytics, Inc. (Æ)	322	9
Visa, Inc.	40,044	3,645
Wells Fargo & Co.	219,594	6,834
Wilmington Trust Corp. (Ñ)	24,500	406
XL Capital, Ltd. Class A	8,700	164

		66,287

Health Care - 11.7%
Abbott Laboratories	77,062	4,060
Aetna, Inc.	7,900	277
Allergan, Inc.	20,200	1,320
Amgen, Inc. (Æ)	43,675	2,610
Boston Scientific Corp. (Æ)	44,500	321

	Principal Amount ($) or Shares	Market Value $
Bristol-Myers Squibb Co.	41,000	1,095
Cardinal Health, Inc.	3,800	137
Celgene Corp. (Æ)	13,900	861
Cerner Corp. (Æ)	5,600	476
Covance, Inc. (Æ)	7,200	442
Coventry Health Care, Inc. (Æ)	12,100	299
Covidien PLC	41,650	2,094
Eli Lilly & Co.	11,600	420
Express Scripts, Inc. Class A (Æ)	7,700	784
Forest Laboratories, Inc. (Æ)	13,400	420
Gilead Sciences, Inc. (Æ)	41,900	1,906
Healthspring, Inc. (Æ)	4,400	77
Hill-Rom Holdings, Inc.	3,400	93
Hospira, Inc. (Æ)	16,800	952
Humana, Inc. (Æ)	8,600	402
Intuitive Surgical, Inc. (Æ)	3,957	1,378
Johnson & Johnson	32,500	2,119
King Pharmaceuticals, Inc. (Æ)	12,600	148
Life Technologies Corp. (Æ)	16,400	857
Medtronic, Inc.	26,916	1,212
Merck & Co., Inc.	144,350	5,392
Mylan, Inc. (Æ)(Ñ)	35,804	813
OSI Pharmaceuticals, Inc. (Æ)	6,949	414
Pfizer, Inc.	238,962	4,098
Sanofi-Aventis SA - ADR	67,800	2,533
St. Jude Medical, Inc. (Æ)	11,800	484
Stryker Corp.	16,200	927
Teleflex, Inc.	8,900	570
Teva Pharmaceutical Industries, Ltd. - ADR	20,800	1,312
Thermo Fisher Scientific, Inc. (Æ)	22,903	1,178
UnitedHealth Group, Inc.	29,700	970
Universal Health Services, Inc. Class B	1,000	35
Watson Pharmaceuticals, Inc. Class B (Æ)	7,900	330
WellPoint, Inc. (Æ)	12,100	779
Zimmer Holdings, Inc. (Æ)	9,300	551

		45,146

Materials and Processing - 6.3%
Agnico-Eagle Mines, Ltd.	2,500	139
Air Products & Chemicals, Inc.	51,191	3,786
Airgas, Inc.	12,334	785
Alcoa, Inc.	13,000	185
Ashland, Inc.	6,700	354
Cytec Industries, Inc.	4,000	187
Dow Chemical Co. (The)	50,300	1,487
Ecolab, Inc.	6,100	268
Freeport-McMoRan Copper & Gold, Inc. Class B	26,337	2,200
Huntsman Corp.	4,900	59
International Flavors & Fragrances, Inc.	6,300	300
International Paper Co.	11,000	271
Masco Corp.	66,050	1,025
MeadWestvaco Corp.	8,600	220
Monsanto Co.	12,400	886
Newmont Mining Corp.	82,099	4,181
Nucor Corp. (Ñ)	19,600	889
Owens-Illinois, Inc. (Æ)	35,450	1,260

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Potash Corp. of Saskatchewan, Inc.	5,000	597
PPG Industries, Inc.	5,800	379
Praxair, Inc.	12,066	1,002
Rio Tinto PLC - ADR	700	166
Sealed Air Corp.	47,600	1,003
Sonoco Products Co.	5,300	163
Teck Resources, Ltd. Class B (Æ)	23,500	1,024
United States Steel Corp.	5,700	362
Valspar Corp.	5,200	153
Vulcan Materials Co. (Ñ)	22,400	1,058

		24,389

Producer Durables - 12.0%
3M Co.	43,000	3,594
Accenture PLC Class A	23,300	977
AGCO Corp. (Æ)	2,800	100
AO Smith Corp.	2,500	131
Automatic Data Processing, Inc.	22,200	987
Avery Dennison Corp.	27,400	998
Boeing Co. (The)	6,700	486
Caterpillar, Inc.	57,227	3,597
CSX Corp.	38,500	1,960
Cummins, Inc.	38,874	2,408
Curtiss-Wright Corp.	2,400	84
Danaher Corp.	12,000	959
Deere & Co.	8,136	484
Delta Air Lines, Inc. (Æ)	57,300	836
Electronics for Imaging, Inc. (Æ)	647	8
Emerson Electric Co.	15,400	775
FedEx Corp.	13,200	1,233
Fluor Corp.	18,600	865
General Dynamics Corp.	16,371	1,264
General Electric Co.	139,100	2,532
Goodrich Corp.	14,100	994
Harsco Corp.	4,200	134
Honeywell International, Inc.	108,048	4,891
Illinois Tool Works, Inc.	13,800	654
Joy Global, Inc.	13,200	747
KBR, Inc.	12,400	275
L-3 Communications Holdings, Inc.	4,600	421
Lexmark International, Inc. Class A (Æ)	12,400	447
Lincoln Electric Holdings, Inc.	1,800	98
Lockheed Martin Corp.	10,800	899
Manpower, Inc.	11,600	663
Norfolk Southern Corp.	17,000	950
Northrop Grumman Corp.	10,100	662
PACCAR, Inc.	15,700	680
Pitney Bowes, Inc.	33,800	826
Regal-Beloit Corp.	1,900	113
Rockwell Automation, Inc.	8,900	502
Ryder System, Inc.	8,200	318
SPX Corp.	10,300	683
SunPower Corp. (Æ)	30,300	507
Teekay Corp.	4,700	107
Textron, Inc.	26,750	568
Tidewater, Inc.	15,300	723
Tyco International, Ltd.	24,400	933

	Principal Amount ($) or Shares	Market Value $
UAL Corp. (Æ)(Ñ)	9,700	190
Unifirst Corp.	800	41
Union Pacific Corp.	2,200	161
United Parcel Service, Inc. Class B	33,700	2,171
Waste Management, Inc.	27,000	930
Watts Water Technologies, Inc. Class A	2,100	65
Werner Enterprises, Inc.	8,700	202
Xerox Corp.	80,700	787

		46,620

Technology - 17.0%
Advanced Micro Devices, Inc. (Æ)	7,200	67
Amdocs, Ltd. (Æ)	5,800	175
Amphenol Corp. Class A	19,104	806
Apple, Inc. (Æ)	35,042	8,232
Applied Materials, Inc.	142,400	1,920
Baidu, Inc. - ADR (Æ)	700	418
Benchmark Electronics, Inc. (Æ)	4,100	85
Broadcom Corp. Class A	56,459	1,873
Check Point Software Technologies (Æ)(Ñ)	16,300	571
Cisco Systems, Inc. (Æ)	189,418	4,931
Cognizant Technology Solutions Corp. Class A (Æ)	12,233	624
Computer Sciences Corp. (Æ)	6,500	354
Cree, Inc. (Æ)	1,900	133
CSG Systems International, Inc. (Æ)	2,800	59
Dell, Inc. (Æ)	49,300	740
Diebold, Inc.	14,800	470
EMC Corp. (Æ)	11,400	206
Equinix, Inc. (Æ)	4,600	448
F5 Networks, Inc. (Æ)	11,300	695
Google, Inc. Class A (Æ)	11,330	6,424
Harris Corp.	10,900	518
Hewlett-Packard Co.	140,797	7,483
Integrated Device Technology, Inc. (Æ)	19,800	121
Intel Corp.	50,800	1,131
International Business Machines Corp.	7,216	925
Juniper Networks, Inc. (Æ)	27,300	838
Lam Research Corp. (Æ)	9,800	366
Linear Technology Corp.	38,600	1,092
LSI Corp. (Æ)	19,700	121
Marvell Technology Group, Ltd. (Æ)	47,032	958
Maxim Integrated Products, Inc.	52,100	1,010
Mentor Graphics Corp. (Æ)	9,300	75
Micron Technology, Inc. (Æ)	49,200	511
Microsoft Corp.	95,500	2,795
Molex, Inc.	14,800	309
Motorola, Inc. (Æ)	57,700	405
National Semiconductor Corp.	71,900	1,039
NetApp, Inc. (Æ)	31,290	1,019
Nokia OYJ - ADR	43,000	668
NVIDIA Corp. (Æ)	55,424	963
Oracle Corp.	41,500	1,066
Plexus Corp. (Æ)	700	25
QUALCOMM, Inc.	137,848	5,788
Research In Motion, Ltd. (Æ)	19,200	1,420
Salesforce.com, Inc. (Æ)	8,300	618

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Seagate Technology (Æ)	36,300	663
Synopsys, Inc. (Æ)	13,200	295
Tellabs, Inc.	51,100	387
Texas Instruments, Inc.	166,751	4,080

		65,920

Utilities - 4.1%
Alliant Energy Corp.	18,400	612
Ameren Corp.	12,800	334
American Electric Power Co., Inc.	21,200	725
American Water Works Co., Inc.	34,800	757
AT&T, Inc.	50,300	1,300
Atmos Energy Corp.	5,700	163
BCE, Inc.	44,900	1,318
CenturyTel, Inc.	9,900	351
Constellation Energy Group, Inc.	3,800	133
Dynegy, Inc. Class A (Æ)	39,400	50
Edison International	10,500	359
Energen Corp.	3,800	177
Entergy Corp.	5,000	407
Exelon Corp.	10,600	464
FPL Group, Inc.	8,400	406
Frontier Communications Corp. (Ñ)	73,200	544
Great Plains Energy, Inc.	28,700	533
MDU Resources Group, Inc.	35,200	760
NII Holdings, Inc. (Æ)	4,600	192
NiSource, Inc.	23,500	371
NV Energy, Inc.	22,600	279
Pepco Holdings, Inc.	31,200	535
PG&E Corp.	9,200	390
Pinnacle West Capital Corp.	5,500	207
PNM Resources, Inc.	7,400	93
Portland General Electric Co.	8,400	162
PPL Corp.	10,900	302
Progress Energy, Inc.	3,700	146
Progress Energy, Inc. - CVO (Þ)(Æ)	1,300	—
Telephone & Data Systems, Inc.	2,700	91
Veolia Environnement - ADR	16,300	563
Verizon Communications, Inc.	33,100	1,027
Vodafone Group PLC - ADR	77,100	1,796
Westar Energy, Inc.	10,000	223

		15,770

Total Common Stocks (cost $319,978)		378,907

Short-Term Investments - 1.7%
Russell U.S. Cash Management Fund (£)	6,458,994	6,459

Total Short-Term Investments (cost $6,459)		6,459

	Principal Amount ($) or Shares	Market Value $
Other Securities - 0.9%
State Street Securities Lending Quality Trust (×)	3,608,655	3,597

Total Other Securities (cost $3,609)		3,597

Total Investments - 100.5% (identified cost $330,046)		388,963

Other Assets and Liabilities, Net - (0.5%)		(2,096)

Net Assets - 100.0%		386,867

See accompanying notes which are an integral part of this quarterly report.

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	12	USD	770	06/10	7
S&P 500 E-Mini Index (CME)	75	USD	4,370	06/10	41
S&P 500 Index (CME)	7	USD	2,039	06/10	42
S&P Midcap 400 E-Mini Index (CME)	7	USD	552	06/10	4

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					94

Presentation of Portfolio Holdings — March 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$49,400	$—	$—	$49,400
Consumer Staples	29,675	—	—	29,675
Energy	35,700	—	—	35,700
Financial Services	66,287	—	—	66,287
Health Care	45,146	—	—	45,146
Materials and Processing	24,389	—	—	24,389
Producer Durables	46,620	—	—	46,620
Technology	65,920	—	—	65,920
Utilities	15,770	—	—	15,770
Short-Term Investments	—	6,459	—	6,459
Other Securities	—	3,597	—	3,597

Total Investments	378,907	10,056	—	388,963

Other Financial Instruments
Futures Contracts	94	—	—	94

Total Other Financial Instruments*	94	—	—	94

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 for the period ending March 31, 2010.

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund	7

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.4%
Consumer Discretionary - 14.5%
99 Cents Only Stores (Æ)	22,800	372
Abercrombie & Fitch Co. Class A	5,010	229
ABM Industries, Inc.	9,700	206
America’s Car-Mart, Inc. (Æ)	9,610	232
American Greetings Corp. Class A (Ñ)	17,100	356
Arctic Cat, Inc. (Æ)	1,800	20
Asbury Automotive Group, Inc. (Æ)	17,531	233
Bally Technologies, Inc. (Æ)	5,074	206
Bebe Stores, Inc.	30,400	271
Bob Evans Farms, Inc.	4,900	151
Brown Shoe Co., Inc.	4,700	73
Buffalo Wild Wings, Inc. (Æ)	5,193	250
Build-A-Bear Workshop, Inc. Class A (Æ)	3,900	28
Carter’s, Inc. (Æ)	10,087	304
Central European Distribution Corp. (Æ)	6,271	220
Chico’s FAS, Inc.	40,460	583
Christopher & Banks Corp.	32,772	262
Churchill Downs, Inc.	4,895	184
Columbia Sportswear Co. (Ñ)	8,118	426
Core-Mark Holding Co., Inc. (Æ)	900	28
Corinthian Colleges, Inc. (Æ)(Ñ)	7,600	134
Cracker Barrel Old Country Store, Inc.	700	33
Ctrip.com International, Ltd. - ADR (Æ)	6,458	253
Darden Restaurants, Inc.	5,900	263
DeVry, Inc.	5,486	358
Dick’s Sporting Goods, Inc. (Æ)	16,100	420
Dillard’s, Inc. Class A (Ñ)	24,700	583
Dollar Tree, Inc. (Æ)	10,400	616
Domino’s Pizza, Inc. (Æ)	25,400	346
DSW, Inc. Class A (Æ)(Ñ)	10,669	272
Eastman Kodak Co. (Æ)(Ñ)	21,800	126
Elizabeth Arden, Inc. (Æ)	3,100	56
Exide Technologies (Æ)	2,900	17
Fastenal Co. (Ñ)	8,917	428
Finish Line, Inc. (The) Class A	32,035	523
Foot Locker, Inc.	14,700	221
Fossil, Inc. (Æ)	8,900	336
Fred’s, Inc. Class A	32,000	383
Group 1 Automotive, Inc. (Æ)	10,900	347
Guess?, Inc.	7,526	354
Gymboree Corp. (Æ)	10,420	538
Harman International Industries, Inc. (Æ)	7,983	373
Haverty Furniture Cos., Inc. (Ñ)	1,300	21
Hillenbrand, Inc.	14,000	308
IAC/InterActiveCorp (Æ)	10,124	230
Insight Enterprises, Inc. (Æ)	1,000	14
Inter Parfums, Inc.	1,200	18
International Speedway Corp. Class A	2,800	72
Jarden Corp.	5,900	196
Jo-Ann Stores, Inc. (Æ)	9,100	382
Jones Apparel Group, Inc.	25,300	481
Kenneth Cole Productions, Inc. Class A (Æ)	22,186	284
Leapfrog Enterprises, Inc. Class A (Æ)	2,500	16
LIN TV Corp. Class A (Æ)	1,600	9
Live Nation Entertainment, Inc. (Æ)	16,685	242

	Principal Amount ($) or Shares	Market Value $
Liz Claiborne, Inc. (Æ)(Ñ)	47,650	354
LKQ Corp. (Æ)	15,363	312
MarineMax, Inc. (Æ)	12,000	129
Men’s Wearhouse, Inc. (The)	9,200	220
Meredith Corp.	10,200	351
MSC Industrial Direct Co. Class A	4,816	244
Nu Skin Enterprises, Inc. Class A	3,700	108
OfficeMax, Inc. (Æ)	14,896	245
Pacific Sunwear of California, Inc. (Æ)	55,410	294
Papa John’s International, Inc. (Æ)	3,400	87
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	5,840	258
Phillips-Van Heusen Corp.	6,800	390
Pricesmart, Inc.	6,100	142
Quiksilver, Inc. (Æ)	10,200	48
RadioShack Corp.	9,900	224
RC2 Corp. (Æ)	2,600	39
Regis Corp.	9,091	170
Rent-A-Center, Inc. Class A (Æ)	33,200	785
Ross Stores, Inc. (Ñ)	2,700	144
Scholastic Corp.	5,400	151
Service Corp. International	20,900	192
Shoe Carnival, Inc. (Æ)	1,400	32
Sinclair Broadcast Group, Inc. Class A (Æ)	26,200	133
Skechers U.S.A., Inc. Class A (Æ)	9,800	356
Sonic Automotive, Inc. Class A (Æ)	2,200	24
Sotheby’s Class A (Ñ)	18,714	582
Stage Stores, Inc.	30,700	473
Steven Madden, Ltd. (Æ)	14,449	705
Stewart Enterprises, Inc. Class A (Ñ)	65,100	407
Superior Industries International, Inc. (Ñ)	13,940	224
Tech Data Corp. (Æ)	14,800	620
Tempur-Pedic International, Inc. (Æ)	8,392	253
Thor Industries, Inc.	6,443	195
Timberland Co. Class A (Æ)	8,200	175
United Stationers, Inc. (Æ)	4,500	265
Urban Outfitters, Inc. (Æ)	10,080	383
Warnaco Group, Inc. (The) (Æ)	8,750	417
Washington Post Co. (The) Class B	400	178
Wendy’s/Arby’s Group, Inc.	75,600	378
Wyndham Worldwide Corp.	3,600	93

		24,667

Consumer Staples - 2.5%
Alliance One International, Inc. (Æ)(Ñ)	23,967	122
Andersons, Inc. (The)	20,068	672
Casey’s General Stores, Inc.	4,400	138
Chiquita Brands International, Inc. (Æ)	11,300	178
Constellation Brands, Inc. Class A (Æ)	18,000	296
Del Monte Foods Co.	47,200	689
Fresh Del Monte Produce, Inc. (Æ)	7,900	160
Herbalife, Ltd.	3,169	146
Nash Finch Co.	3,300	111
NBTY, Inc. (Æ)	2,800	134
Pantry, Inc. (The) (Æ)	4,400	55
Ralcorp Holdings, Inc. (Æ)	5,114	347
Ruddick Corp. (Ñ)	5,700	180
Seneca Foods Corp. Class A (Æ)	1,000	29

8	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Spartan Stores, Inc. (Ñ)	4,600	66
SUPERVALU, Inc.	5,000	83
TreeHouse Foods, Inc. (Æ)(Ñ)	8,240	362
Tyson Foods, Inc. Class A	25,209	483
Winn-Dixie Stores, Inc. (Æ)	3,900	49

		4,300

Energy - 5.3%
Alpha Natural Resources, Inc. (Æ)	7,634	381
Berry Petroleum Co. Class A	15,900	448
BJ Services Co.	12,867	275
Cal Dive International, Inc. (Æ)	1,200	9
Cie Generale de Geophysique-Veritas - ADR (Æ)(Ñ)	8,439	239
Complete Production Services, Inc. (Æ)	5,000	58
Continental Resources, Inc. (Æ)	5,070	216
Core Laboratories NV (Ñ)	2,628	344
CVR Energy, Inc. (Æ)	2,200	19
Dawson Geophysical Co. (Æ)	1,300	38
Delek US Holdings, Inc.	3,400	25
EXCO Resources, Inc.	16,940	311
Exterran Holdings, Inc. (Æ)	11,266	272
Frontier Oil Corp.	31,300	423
Green Plains Renewable Energy, Inc. (Æ)	6,200	88
Gulf Island Fabrication, Inc.	2,200	48
Helix Energy Solutions Group, Inc. (Æ)	17,000	221
International Coal Group, Inc. (Æ)	10,400	48
Lufkin Industries, Inc.	1,855	147
Matrix Service Co. (Æ)	3,800	41
Noble Corp.	7,160	299
Oil States International, Inc. (Æ)	18,100	821
Parker Drilling Co. (Æ)	2,500	12
Patterson-UTI Energy, Inc. (Ñ)	18,600	260
Penn Virginia Corp.	4,400	108
Petroleum Development Corp. (Æ)	1,800	42
Petroquest Energy, Inc. (Æ)	3,900	20
Pioneer Drilling Co. (Æ)	2,900	20
Precision Drilling Trust (Æ)	27,968	215
Rosetta Resources, Inc. (Æ)	28,440	670
Rowan Cos., Inc. (Æ)	15,736	458
RPC, Inc. (Ñ)	17,900	199
St. Mary Land & Exploration Co.	6,300	219
Stone Energy Corp. (Æ)	3,600	64
Sunoco, Inc.	8,277	246
Superior Energy Services, Inc. (Æ)	16,500	347
Swift Energy Co. (Æ)	3,300	101
T-3 Energy Services, Inc. Class 3 (Æ)	1,200	29
Tesoro Corp. (Ñ)	2,900	40
Tetra Technologies, Inc. (Æ)	28,188	344
Unit Corp. (Æ)(Ñ)	9,861	417
USEC, Inc. (Æ)	7,100	41
Western Refining, Inc. (Æ)(Ñ)	6,100	34
Whiting Petroleum Corp. (Æ)	3,989	322

		8,979

	Principal Amount ($) or Shares	Market Value $
Financial Services - 18.9%
Advance America Cash Advance Centers, Inc.	42,600	248
Affiliated Managers Group, Inc. (Æ)(Ñ)	17,622	1,392
Agree Realty Corp. (ö)	600	14
Alliance Data Systems Corp. (Æ)(Ñ)	5,576	357
Allied World Assurance Co. Holdings, Ltd.	6,000	269
American Equity Investment Life Holding Co.	25,220	269
American Financial Group, Inc.	11,400	324
Ameriprise Financial, Inc.	8,064	366
Annaly Capital Management, Inc. (ö)	20,667	355
Anworth Mortgage Asset Corp. (ö)	51,200	345
Apollo Investment Corp.	17,700	225
Arch Capital Group, Ltd. (Æ)	3,900	297
Ares Capital Corp.	57,501	853
Argo Group International Holdings, Ltd.	3,800	124
Artio Global Investors, Inc.	14,800	366
Aspen Insurance Holdings, Ltd.	11,100	320
Assurant, Inc.	2,200	76
Axis Capital Holdings, Ltd.	6,200	194
Bancfirst Corp.	1,000	42
Banco Latinoamericano de Comercio Exterior SA Class E	4,800	69
BancorpSouth, Inc.	11,200	235
Banner Corp. (Ñ)	1,900	7
BGC Partners, Inc. Class A	6,200	38
BioMed Realty Trust, Inc. (ö)	16,884	279
BlackRock Kelso Capital Corp.	2,500	25
BOK Financial Corp.	14,500	760
Boston Private Financial Holdings, Inc.	45,709	337
Brandywine Realty Trust (ö)	12,800	156
Brookline Bancorp, Inc. (Ñ)	14,700	156
Calamos Asset Management, Inc. Class A	7,200	103
Camden Property Trust (ö)	5,200	216
CapLease, Inc. (ö)(Ñ)	1,100	6
Capstead Mortgage Corp. (ö)	12,624	151
Cardinal Financial Corp.	1,900	20
Cash America International, Inc.	4,300	170
Chimera Investment Corp. (ö)	48,600	189
Colonial Properties Trust (ö)	13,900	179
Community Trust Bancorp, Inc. (Ñ)	1,000	27
Conseco, Inc. (Æ)	17,500	109
Cullen/Frost Bankers, Inc.	800	45
CVB Financial Corp. (Ñ)	16,500	164
Cybersource Corp. (Æ)	24,554	433
Delphi Financial Group, Inc. Class A	10,900	274
DiamondRock Hospitality Co. (ö)	62,438	631
Dime Community Bancshares	10,400	131
Duff & Phelps Corp. Class A	27,300	457
DuPont Fabros Technology, Inc. (ö)	4,833	104
Education Realty Trust, Inc. (ö)	7,500	43
Endurance Specialty Holdings, Ltd.	6,600	245
Equity One, Inc. (ö)	7,300	138
Euronet Worldwide, Inc. (Æ)	8,497	157

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Evercore Partners, Inc. Class A (Ñ)	1,700	51
Extra Space Storage, Inc. (ö)	8,200	104
Ezcorp, Inc. Class A (Æ)	24,774	510
FBL Financial Group, Inc. Class A	1,800	44
FelCor Lodging Trust, Inc. (Æ)(ö)	5,100	29
First Cash Financial Services, Inc. (Æ)	9,000	194
First Community Bancshares, Inc.	2,300	28
First Horizon National Corp. (Æ)	1,420	20
First Mercury Financial Corp.	2,000	26
First Niagara Financial Group, Inc.	32,200	458
First Potomac Realty Trust (ö)	4,400	66
Flushing Financial Corp.	2,500	32
FPIC Insurance Group, Inc. (Æ)	900	24
Franklin Street Properties Corp. (ö)	25,214	364
GAMCO Investors, Inc. Class A	400	18
Glacier Bancorp, Inc.	19,000	289
Global Payments, Inc.	4,908	224
Greenhill & Co., Inc.	2,907	239
Hancock Holding Co.	8,000	334
Hercules Technology Growth Capital, Inc.	3,900	41
Hersha Hospitality Trust (ö)	11,100	57
Home Bancshares, Inc.	2,500	66
Horace Mann Educators Corp.	19,000	286
Hospitality Properties Trust (ö)	20,500	491
HRPT Properties Trust (ö)	29,600	230
Huntington Bancshares, Inc.	52,800	284
Iberiabank Corp.	12,250	735
Independent Bank Corp. (Ñ)	5,300	131
Infinity Property & Casualty Corp.	1,100	50
IntercontinentalExchange, Inc. (Æ)	2,817	316
International Bancshares Corp.	6,800	156
Investment Technology Group, Inc. (Æ)	1,900	32
Janus Capital Group, Inc.	2,400	34
JER Investors Trust, Inc. (Æ)(Þ)	1,771	—
Kite Realty Group Trust (ö)	2,500	12
Knight Capital Group, Inc. Class A (Æ)	18,931	289
Lakeland Financial Corp.	1,000	19
LaSalle Hotel Properties (ö)	16,904	394
Lazard, Ltd. Class A	17,700	632
Lexington Realty Trust (ö)	3,955	26
Mack-Cali Realty Corp. (ö)	7,300	257
MarketAxess Holdings, Inc.	11,920	188
MCG Capital Corp. (Æ)	13,400	70
Meadowbrook Insurance Group, Inc.	5,485	43
Medical Properties Trust, Inc. (ö)	41,514	435
MFA Financial, Inc. (ö)	45,600	336
Montpelier Re Holdings, Ltd.	8,300	140
MSCI, Inc. Class A (Æ)	12,232	442
MVC Capital, Inc.	800	11
Nara Bancorp, Inc. (Æ)	3,400	30
National Financial Partners Corp. (Æ)	4,300	61
NBT Bancorp, Inc.	3,500	80
Nelnet, Inc. Class A	8,800	163
NewAlliance Bancshares, Inc. (Ñ)	24,800	313
OceanFirst Financial Corp.	1,700	19

	Principal Amount ($) or Shares	Market Value $
Old National Bancorp	36,200	433
OneBeacon Insurance Group, Ltd. Class A	2,800	48
Oriental Financial Group, Inc.	10,322	139
Parkway Properties, Inc. (ö)	3,400	64
PartnerRe, Ltd. - ADR	5,500	438
PennantPark Investment Corp.	40,881	424
Pinnacle Financial Partners, Inc. (Æ)(Ñ)	19,100	289
Piper Jaffray Cos. (Æ)	6,256	252
Platinum Underwriters Holdings, Ltd.	6,300	234
PMA Capital Corp. Class A (Æ)	1,600	10
PrivateBancorp, Inc. Class A	23,420	321
Prosperity Bancshares, Inc.	13,000	533
Protective Life Corp.	11,400	251
Provident Financial Services, Inc.	8,300	99
Provident New York Bancorp	1,800	17
PS Business Parks, Inc. (ö)	400	21
Ramco-Gershenson Properties Trust (ö)	18,300	206
Raymond James Financial, Inc.	12,997	348
RenaissanceRe Holdings, Ltd.	2,800	159
Renasant Corp. (Ñ)	1,500	24
Resource Capital Corp. (ö)	57,113	386
Selective Insurance Group	13,900	231
Senior Housing Properties Trust (ö)	2,600	58
Signature Bank NY (Æ)	7,610	282
Simmons First National Corp. Class A	700	19
SL Green Realty Corp. (ö)	4,900	281
Southside Bancshares, Inc.	700	15
Sovran Self Storage, Inc. (ö)	2,200	77
StanCorp Financial Group, Inc.	5,700	271
StellarOne Corp. (Ñ)	25,087	335
Sterling Bancorp	3,100	31
Sterling Bancshares, Inc.	63,000	352
SVB Financial Group (Æ)(Ñ)	5,270	246
SWS Group, Inc.	4,700	54
Texas Capital Bancshares, Inc. (Æ)	13,712	260
Textainer Group Holdings, Ltd.	6,273	135
TICC Capital Corp.	1,700	11
Tower Group, Inc.	14,523	322
Transatlantic Holdings, Inc.	3,800	201
Trustmark Corp.	14,200	347
U-Store-It Trust (ö)	5,000	36
Umpqua Holdings Corp.	7,600	101
Union First Market Bankshares Corp.	1,400	21
United America Indemnity, Ltd. Class A (Æ)	3,802	36
United Financial Bancorp, Inc.	1,500	21
Valley National Bancorp (Ñ)	22,800	350
Waddell & Reed Financial, Inc. Class A	7,257	262
Webster Financial Corp.	7,600	133
White Mountains Insurance Group, Ltd.	400	142
Whitney Holding Corp.	22,242	307
Wilshire Bancorp, Inc. (Ñ)	1,700	19
Wintrust Financial Corp.	3,000	112
WSFS Financial Corp.	500	20

		32,197

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 10.8%
Affymetrix, Inc. (Æ)	4,200	31
Albany Molecular Research, Inc. (Æ)	29,617	247
Allscripts-Misys Healthcare Solutions, Inc. (Æ)	13,020	255
Amedisys, Inc. (Æ)(Ñ)	15,872	876
Analogic Corp.	14,181	606
Angiodynamics, Inc. (Æ)	2,700	42
athenahealth, Inc. (Æ)(Ñ)	5,440	199
Brookdale Senior Living, Inc. (Æ)	19,852	414
Centene Corp. (Æ)	9,900	238
Cerner Corp. (Æ)	4,150	353
Cigna Corp.	4,701	172
Conmed Corp. (Æ)	11,622	277
Coventry Health Care, Inc. (Æ)	18,355	454
Cynosure, Inc. Class A (Æ)	19,720	222
Gentiva Health Services, Inc. (Æ)	8,182	231
Harvard Bioscience, Inc. (Æ)	49,156	190
Health Net, Inc. (Æ)	13,900	346
Healthsouth Corp. (Æ)	11,697	219
Healthspring, Inc. (Æ)	44,220	778
Henry Schein, Inc. (Æ)	3,894	229
Hill-Rom Holdings, Inc.	5,002	136
HMS Holdings Corp. (Æ)(Ñ)	10,450	533
Humana, Inc. (Æ)	8,900	416
Icon PLC - ADR (Æ)	24,305	642
IDEXX Laboratories, Inc. (Æ)(Ñ)	5,438	313
Illumina, Inc. (Æ)(Ñ)	8,936	348
Impax Laboratories, Inc. (Æ)	8,200	147
Invacare Corp.	900	24
Inverness Medical Innovations, Inc. (Æ)	9,714	378
Kindred Healthcare, Inc. (Æ)	13,258	239
King Pharmaceuticals, Inc. (Æ)	25,900	305
LHC Group, Inc. (Æ)	7,078	237
Life Technologies Corp. (Æ)	7,000	366
LifePoint Hospitals, Inc. (Æ)	4,300	158
MedAssets, Inc. (Æ)(Ñ)	10,410	219
Medicines Co. (The) (Æ)	3,400	27
Mednax, Inc. (Æ)	4,212	245
Meridian Bioscience, Inc.	18,700	381
Molina Healthcare, Inc. (Æ)(Ñ)	5,200	131
Mylan, Inc. (Æ)	14,966	340
NuVasive, Inc. (Æ)(Ñ)	6,250	282
Odyssey HealthCare, Inc. (Æ)	21,100	382
Omnicare, Inc.	13,800	390
OSI Systems, Inc. (Æ)	8,256	232
Par Pharmaceutical Cos., Inc. (Æ)	32,100	796
Patterson Cos., Inc.	8,305	258
PerkinElmer, Inc.	33,681	805
Prestige Brands Holdings, Inc. (Æ)	400	4
RehabCare Group, Inc. (Æ)	11,610	317
Skilled Healthcare Group, Inc. Class A (Æ)	2,600	16
Sun Healthcare Group, Inc. Class W (Æ)	7,600	73
SXC Health Solutions Corp. (Æ)	12,000	807
Symmetry Medical, Inc. (Æ)	29,333	294

	Principal Amount ($) or Shares	Market Value $
Techne Corp.	4,228	269
Teleflex, Inc.	2,800	179
TomoTherapy, Inc. (Æ)	1,300	4
Universal American Corp. (Æ)	7,500	115
Universal Health Services, Inc. Class B	6,200	218
Viropharma, Inc. (Æ)	20,200	275
Watson Pharmaceuticals, Inc. Class B (Æ)	19,900	831

		18,511

Materials and Processing - 7.8%
A Schulman, Inc.	8,500	208
Airgas, Inc.	3,592	229
AK Steel Holding Corp.	27,817	636
Albemarle Corp.	9,130	389
Allegheny Technologies, Inc. (Ñ)	4,785	258
Ashland, Inc.	18,900	997
Brady Corp. Class A	9,700	302
Cabot Corp.	14,621	444
Clarcor, Inc.	14,150	488
Comfort Systems USA, Inc.	9,800	122
Commercial Metals Co.	20,400	307
Cytec Industries, Inc.	12,026	562
Eagle Materials, Inc.	9,500	252
Ferro Corp. (Æ)	7,500	66
Gammon Gold, Inc. (Æ)	2,310	17
Gibraltar Industries, Inc. (Æ)	6,000	76
Griffon Corp. (Æ)	5,000	62
Haynes International, Inc.	100	4
HB Fuller Co.	7,700	179
Huntsman Corp.	15,600	188
Innospec, Inc. (Æ)	1,700	19
International Flavors & Fragrances, Inc.	4,500	215
Intrepid Potash, Inc. (Æ)(Ñ)	18,325	556
Kaiser Aluminum Corp.	9,600	370
Kaydon Corp. (Ñ)	9,100	342
Koppers Holdings, Inc.	10,800	306
MeadWestvaco Corp.	1,700	43
Minerals Technologies, Inc.	2,300	119
Mueller Water Products, Inc. Class A	36,800	176
Neenah Paper, Inc.	1,800	29
OM Group, Inc. (Æ)	14,391	488
Pan American Silver Corp.	10,209	236
PolyOne Corp. (Æ)	12,800	131
Quaker Chemical Corp.	1,900	52
Reliance Steel & Aluminum Co.	14,100	694
RPM International, Inc.	15,892	339
Simpson Manufacturing Co., Inc.	11,000	305
Sims Metal Management, Ltd. - ADR	14,996	295
Sonoco Products Co.	7,700	237
Spartech Corp. (Æ)	4,300	50
Steel Dynamics, Inc.	12,761	223
Stillwater Mining Co. (Æ)	44,567	579
SuperGen, Inc. (Æ)	1,000	3
Symyx Technologies, Inc. (Æ)	2,500	11
Thompson Creek Metals Co., Inc. (Æ)	17,452	236

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Timken Co.	9,400	282
Titanium Metals Corp. (Æ)	16,464	273
Universal Forest Products, Inc.	2,500	96
Watsco, Inc.	4,457	254
Westlake Chemical Corp.	2,400	62
WR Grace & Co. (Æ)	12,548	348
Zoltek Cos., Inc. (Æ)(Ñ)	11,684	113

		13,268

Producer Durables - 14.9%
Actuant Corp. Class A	12,573	246
Administaff, Inc.	11,500	245
AGCO Corp. (Æ)(Ñ)	25,356	910
Aircastle, Ltd.	6,000	57
Albany International Corp. Class A	3,000	65
Alexander & Baldwin, Inc.	8,533	282
American Commercial Lines, Inc. (Æ)(Ñ)	1,300	33
American Railcar Industries, Inc.	1,900	23
AO Smith Corp.	5,600	294
Applied Industrial Technologies, Inc.	10,100	251
Arkansas Best Corp.	15,900	475
Astec Industries, Inc. (Æ)	8,293	240
Avery Dennison Corp.	800	29
Barnes Group, Inc.	17,900	348
BE Aerospace, Inc. (Æ)(Ñ)	16,411	500
Briggs & Stratton Corp.	17,900	349
Brink’s Co. (The)	10,500	296
Bristow Group, Inc. (Æ)	7,113	268
Bucyrus International, Inc. Class A	12,497	825
Carlisle Cos., Inc.	2,300	88
CDI Corp.	2,000	29
Celadon Group, Inc. (Æ)	1,200	17
Ceradyne, Inc. (Æ)	13,981	317
Chart Industries, Inc. (Æ)	13,593	272
CIRCOR International, Inc.	1,000	33
Consolidated Graphics, Inc. (Æ)	7,080	293
Convergys Corp. (Æ)	1,700	21
Copart, Inc. (Æ)	7,110	253
Corporate Executive Board Co. (The)	16,000	425
Crane Co.	2,800	99
Cross Country Healthcare, Inc. (Æ)	2,800	28
Cubic Corp.	5,600	202
Curtiss-Wright Corp.	12,200	425
Dycom Industries, Inc. (Æ)	6,300	55
DynCorp International, Inc. Class A (Æ)	1,900	22
Eagle Bulk Shipping, Inc. (Æ)(Ñ)	5,100	27
Electro Rent Corp.	14,905	196
Electronics for Imaging, Inc. (Æ)	852	10
EMCOR Group, Inc. (Æ)	5,300	131
EnerSys (Æ)	24,970	616
Ennis, Inc.	1,600	26
Flowserve Corp.	2,100	232
Foster Wheeler AG (Æ)	13,339	362
Franklin Electric Co., Inc.	12,400	372
G&K Services, Inc. Class A	12,300	318

	Principal Amount ($) or Shares	Market Value $
Genesee & Wyoming, Inc. Class A (Æ)	8,480	289
Geo Group, Inc. (The) (Æ)	12,900	256
Global Sources, Ltd. (Æ)	1,300	8
Greenbrier Cos., Inc. (Æ)	1,000	11
H&E Equipment Services, Inc. (Æ)	3,200	35
Harsco Corp.	2,300	73
Hewitt Associates, Inc. Class A (Æ)	14,200	565
Horizon Lines, Inc. Class A	2,900	16
HUB Group, Inc. Class A (Æ)	8,460	237
IDEX Corp.	14,660	485
Insituform Technologies, Inc. Class A (Æ)(Ñ)	11,047	294
inVentiv Health, Inc. (Æ)	2,100	47
Joy Global, Inc.	5,538	313
Kadant, Inc. (Æ)	1,000	14
KBR, Inc.	15,100	335
Kelly Services, Inc. Class A (Æ)	3,100	52
Kennametal, Inc.	10,516	296
Kforce, Inc. (Æ)	3,300	50
Knight Transportation, Inc. (Ñ)	11,458	242
Knightsbridge Tankers, Ltd.	2,800	47
Layne Christensen Co. (Æ)	9,191	246
Lexmark International, Inc. Class A (Æ)	11,700	422
Littelfuse, Inc. (Æ)	3,400	129
M&F Worldwide Corp. (Æ)	5,400	165
Manitowoc Co., Inc. (The)	11,000	143
Manpower, Inc.	5,623	321
Mattson Technology, Inc. (Æ)	5,800	27
MAXIMUS, Inc.	900	55
McDermott International, Inc. (Æ)	9,265	249
Measurement Specialties, Inc. (Æ)	1,100	16
NACCO Industries, Inc. Class A	800	59
Nalco Holding Co.	10,864	264
Nordson Corp.	1,600	109
On Assignment, Inc. (Æ)	2,200	16
Oshkosh Corp. (Æ)	13,500	545
Overseas Shipholding Group, Inc.	1,600	63
Pacer International, Inc. (Æ)	4,100	25
PHI, Inc. (Æ)	11,398	241
Robbins & Myers, Inc.	11,952	285
Robert Half International, Inc.	10,867	331
Roper Industries, Inc.	11,446	662
RR Donnelley & Sons Co.	25,300	540
Ryder System, Inc.	5,300	205
Saia, Inc. (Æ)	2,400	33
Sensata Technologies Holding NV (Æ)	10,084	181
SFN Group, Inc. (Æ)	3,900	31
Shaw Group, Inc. (The) (Æ)	9,100	313
Skywest, Inc.	24,300	347
Southwest Airlines Co.	24,338	322
SPX Corp.	2,587	172
Standard Register Co. (The)	300	2
Steelcase, Inc. Class A	9,100	59
Sterling Construction Co., Inc. (Æ)	400	6
Teekay Corp.	4,000	91

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Terex Corp. (Æ)	7,400	168
Tidewater, Inc.	2,800	132
Trinity Industries, Inc. (Ñ)	28,300	565
Tsakos Energy Navigation, Ltd.	23,300	343
Tutor Perini Corp. (Æ)	8,600	187
Unifirst Corp.	7,179	370
URS Corp. (Æ)	19,183	952
UTi Worldwide, Inc.	14,640	224
Wabtec Corp. (Ñ)	16,543	697
Waste Connections, Inc. (Æ)	9,246	314
Werner Enterprises, Inc.	5,400	125
Woodward Governor Co.	14,246	456

		25,478

Technology - 17.7%
Acxiom Corp. (Æ)	31,457	564
Adaptec, Inc. (Æ)	14,200	46
ADC Telecommunications, Inc. (Æ)	7,300	53
ADTRAN, Inc.	12,619	333
Advanced Micro Devices, Inc. (Æ)	16,300	151
Amdocs, Ltd. (Æ)	5,800	175
Amkor Technology, Inc. (Æ)(Ñ)	21,300	151
Amphenol Corp. Class A	18,212	768
Ansys, Inc. (Æ)(Ñ)	13,517	583
ArcSight, Inc. (Æ)(Ñ)	20,189	568
Ariba, Inc. (Æ)(Ñ)	46,132	593
Arris Group, Inc. (Æ)	7,000	84
Arrow Electronics, Inc. (Æ)	12,800	386
Aruba Networks, Inc. (Æ)	23,765	325
Atheros Communications, Inc. (Æ)	9,840	381
Aviat Networks, Inc. (Æ)	10,800	72
Avid Technology, Inc. (Æ)	3,900	54
Avnet, Inc. (Æ)	19,500	585
AVX Corp.	13,400	190
Benchmark Electronics, Inc. (Æ)	17,851	370
Black Box Corp.	3,000	92
Bottomline Technologies, Inc. (Æ)	1,694	29
Ciber, Inc. (Æ)	4,100	15
Cirrus Logic, Inc. (Æ)	42,500	357
Cogent, Inc. (Æ)	17,437	178
Cognex Corp.	13,300	246
Coherent, Inc. (Æ)	16,133	516
Cohu, Inc.	19,550	269
Comverse Technology, Inc. (Æ)	12,998	108
Concur Technologies, Inc. (Æ)	5,376	220
Cree, Inc. (Æ)	1,357	95
CSG Systems International, Inc. (Æ)	17,837	374
CTS Corp.	4,700	44
DivX, Inc. (Æ)	1,000	7
DSP Group, Inc. (Æ)	1,700	14
Earthlink, Inc. (Ñ)	53,600	458
Electro Scientific Industries, Inc. (Æ)	32,778	420
Emulex Corp. (Æ)	16,381	218
Epicor Software Corp. (Æ)	4,900	47
Equinix, Inc. (Æ)	5,392	525

	Principal Amount ($) or Shares	Market Value $
Extreme Networks (Æ)	3,400	10
F5 Networks, Inc. (Æ)	5,361	330
Flextronics International, Ltd. (Æ)(Ñ)	22,870	179
Hittite Microwave Corp. (Æ)	7,175	315
Hutchinson Technology, Inc. (Æ)	1,700	11
Imation Corp. (Æ)	4,000	44
Informatica Corp. (Æ)(Ñ)	13,760	370
Ingram Micro, Inc. Class A (Æ)	26,903	472
Integrated Device Technology, Inc. (Æ)	15,600	96
Internap Network Services Corp. (Æ)	21,800	122
International Rectifier Corp. (Æ)	26,272	602
Intersil Corp. Class A	74,337	1,097
Jabil Circuit, Inc.	11,600	188
JDS Uniphase Corp. (Æ)	8,400	105
Lam Research Corp. (Æ)	6,311	236
Lattice Semiconductor Corp. (Æ)	20,000	73
LSI Corp. (Æ)	50,900	311
Marvell Technology Group, Ltd. (Æ)	16,310	332
McAfee, Inc. (Æ)	8,342	335
MEMC Electronic Materials, Inc. (Æ)	17,856	274
Mentor Graphics Corp. (Æ)	11,300	91
Mercury Computer Systems, Inc. (Æ)	402	6
Methode Electronics, Inc.	7,100	70
Micrel, Inc.	25,390	271
MICROS Systems, Inc. (Æ)	14,013	461
Microsemi Corp. (Æ)	14,251	247
Molex, Inc.	14,300	298
National Semiconductor Corp.	15,221	220
Ness Technologies, Inc. (Æ)	4,100	26
Netlogic Microsystems, Inc. (Æ)(Ñ)	12,580	370
Newport Corp. (Æ)	3,900	49
NICE Systems, Ltd. - ADR (Æ)	18,173	577
Novellus Systems, Inc. (Æ)	12,700	317
Omnivision Technologies, Inc. (Æ)	5,400	93
Openwave Systems, Inc. (Æ)	4,700	11
Oplink Communications, Inc. (Æ)	8,900	165
Perceptron, Inc. (Æ)	5,455	24
Plexus Corp. (Æ)	2,400	86
PMC - Sierra, Inc. (Æ)	25,430	227
Power-One, Inc. (Æ)(Ñ)	6,400	27
Powerwave Technologies, Inc. (Æ)	14,600	18
QLogic Corp. (Æ)	40,702	826
RealNetworks, Inc. (Æ)	83,200	402
Rovi Corp. (Æ)(Ñ)	28,830	1,070
Salesforce.com, Inc. (Æ)(Ñ)	6,700	499
SBA Communications Corp. Class A (Æ)(Ñ)	16,514	596
Silicon Image, Inc. (Æ)	12,200	37
Sina Corp. (Æ)	3,052	115
Skyworks Solutions, Inc. (Æ)	23,680	369
Smith Micro Software, Inc. (Æ)	26,047	230
SolarWinds, Inc. (Æ)(Ñ)	14,033	304
SonicWALL, Inc. (Æ)	15,600	136
Sonus Networks, Inc. (Æ)	31,600	82
Standard Microsystems Corp. (Æ)	2,400	56
SuccessFactors, Inc. (Æ)	16,726	318

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Symmetricom, Inc. (Æ)	3,000	17
Synopsys, Inc. (Æ)	7,800	174
Taleo Corp. Class A (Æ)	11,919	309
Tekelec (Æ)	12,991	236
Tellabs, Inc.	117,980	893
THQ, Inc. (Æ)	7,200	50
Tier Technologies, Inc. Class B (Æ)	27,685	220
Unisys Corp. (Æ)	4,100	143
United Online, Inc.	81,157	607
Varian Semiconductor Equipment Associates, Inc. (Æ)	10,655	353
VeriFone Holdings, Inc. (Æ)	33,991	687
Verint Systems, Inc. (Æ)	5,209	128
Vishay Intertechnology, Inc. (Æ)	42,793	438
Volterra Semiconductor Corp. (Æ)	6,000	151
Western Digital Corp. (Æ)	9,200	359
White Electronic Designs Corp. (Æ)	54,715	383
Zoran Corp. (Æ)	11,713	126

		30,134

Utilities - 4.0%
AGL Resources, Inc.	400	16
Allete, Inc.	11,900	398
Alliant Energy Corp.	5,700	190
Atmos Energy Corp.	9,700	277
Central Vermont Public Service Corp.	1,000	20
DPL, Inc.	2,800	76
Dynegy, Inc. Class A (Æ)	63,700	80
Energen Corp.	5,700	265
Hawaiian Electric Industries, Inc.	11,400	256
Integrys Energy Group, Inc. (Ñ)	3,700	175
Laclede Group, Inc. (The)	1,000	34
MDU Resources Group, Inc.	11,600	250
Millicom International Cellular SA	2,702	241
Mirant Corp. (Æ)	13,000	141
New Jersey Resources Corp.	5,050	190
NII Holdings, Inc. (Æ)	1,364	57
Northwest Natural Gas Co.	2,300	107
NorthWestern Corp.	4,300	115
NV Energy, Inc.	17,200	212
Otter Tail Corp.	8,400	185
Piedmont Natural Gas Co., Inc. (Ñ)	10,900	301
Pinnacle West Capital Corp.	9,100	343
PNM Resources, Inc.	13,000	163
Portland General Electric Co.	18,600	359
Southern Union Co.	10,700	271
Southwest Gas Corp.	13,552	406
Telephone & Data Systems, Inc.	5,800	196
UGI Corp.	25,700	682
UIL Holdings Corp.	3,000	83
US Cellular Corp. (Æ)	2,300	95
Vectren Corp.	11,600	287
Westar Energy, Inc.	13,200	294

		6,765

Total Common Stocks (cost $135,704)		164,299

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.5%
Russell U.S. Cash Management Fund (£)	5,892,214	5,892

Total Short-Term Investments (cost $5,892)		5,892

Other Securities - 6.4%
State Street Securities Lending Quality Trust (×)	10,958,189	10,922

Total Other Securities (cost $10,958)		10,922

Total Investments - 106.3% (identified cost $152,554)		181,113

Other Assets and Liabilities, Net - (6.3%)		(10,745)

Net Assets - 100.0%		170,368

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	92	USD	6,229	06/10	33

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					33

Presentation of Portfolio Holdings — March 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$24,667	$—	$—	$24,667
Consumer Staples	4,300	—	—	4,300
Energy	8,979	—	—	8,979
Financial Services	32,197	—	—	32,197
Health Care	18,511	—	—	18,511
Materials and Processing	13,268	—	—	13,268
Producer Durables	25,478	—	—	25,478
Technology	30,134	—	—	30,134
Utilities	6,765	—	—	6,765
Short-Term Investments	—	5,892	—	5,892
Other Securities	—	10,922	—	10,922

Total Investments	164,299	16,814	—	181,113

Other Assets and Liabilities, Net

Other Financial Instruments
Futures Contracts	33	—	—	33

Total Other Financial Instruments*	33	—	—	33

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers between Level 1 and Level 2 for the period ending March 31, 2010.

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund	15

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.3%
Australia - 0.8%
ABC Learning Centres, Ltd. (Ø)(Æ)	5,058	—
Billabong International, Ltd. (Ñ)	172,300	1,787
CSL, Ltd.	23,574	788

		2,575

Austria - 0.1%
Erste Group Bank AG	11,708	492

Belgium - 0.9%
Anheuser-Busch InBev NV	45,037	2,269
KBC Groep NV (Æ)	17,798	862

		3,131

Bermuda - 2.0%
Esprit Holdings, Ltd.	166,704	1,315
Jardine Matheson Holdings, Ltd.	67,700	2,254
Li & Fung, Ltd.	356,000	1,752
Noble Group, Ltd.	168,000	367
RenaissanceRe Holdings, Ltd. (Ñ)	19,500	1,107

		6,795

Brazil - 1.9%
Banco Santander Brasil SA - ADR (Ñ)	22,700	282
Cyrela Brazil Realty SA	71,400	846
Gafisa SA	132,000	912
OGX Petroleo e Gas Participacoes SA	125,800	1,178
PDG Realty SA Empreendimentos e Participacoes	87,700	731
Petroleo Brasileiro SA - ADR (Ñ)	24,100	1,072
Vale SA Class B (Ñ)	37,100	1,194

		6,215

Canada - 2.3%
Canadian National Railway Co.	54,831	3,322
Gildan Activewear, Inc. Class A (Æ)(Ñ)	18,200	479
Magna International, Inc. Class A (Æ)	12,000	742
Research In Motion, Ltd. (Æ)(Ñ)	25,465	1,883
Teck Resources, Ltd. Class B (Æ)	9,010	393
Toronto-Dominion Bank (The) (Ñ)	10,603	790

		7,609

Cayman Islands - 0.1%
Ctrip.com International, Ltd. - ADR (Æ)	8,500	333

China - 0.1%
Longtop Financial Technologies, Ltd. - ADR (Æ)(Ñ)	12,689	409

Czech Republic - 0.2%
Komercni Banka AS	2,649	538

Denmark - 0.8%
Danske Bank A/S (Æ)	26,851	660
Novo Nordisk A/S Series B	18,709	1,452

	Principal Amount ($) or Shares	Market Value $
Novozymes A/S Class B (Ñ)	4,138	458

		2,570

Finland - 1.0%
Fortum OYJ (Ñ)	26,700	653
Nokia OYJ	72,160	1,124
Pohjola Bank PLC Class A (Ñ)	139,625	1,569

		3,346

France - 11.3%
Accor SA	16,185	895
Air France-KLM (Æ)	47,506	751
Air Liquide SA	12,568	1,509
Alcatel-Lucent (Æ)(Ñ)	208,336	659
Alstom SA	17,376	1,084
AXA SA	51,548	1,147
BNP Paribas	12,034	924
Capital Gemini SA	29,600	1,458
Carrefour SA	6,700	323
CNP Assurances	7,816	738
Credit Agricole SA (Ñ)	52,610	921
Danone	19,678	1,185
GDF Suez	39,859	1,540
Lagardere SCA	31,681	1,282
Legrand SA	25,989	821
LVMH Moet Hennessy Louis Vuitton SA	25,092	2,933
Natixis (Æ)	111,558	602
Pernod-Ricard SA (Ñ)	28,079	2,384
Publicis Groupe SA (Ñ)	36,901	1,579
Rallye SA (Ñ)	40,285	1,486
Safran SA	21,611	563
Sanofi-Aventis SA	26,282	1,959
Schneider Electric SA	32,916	3,861
SCOR SE	38,280	967
Societe Generale	6,000	377
Total SA	19,994	1,161
UBISOFT Entertainment (Æ)(Ñ)	85,845	1,180
Vivendi SA (Ñ)	122,024	3,266

		37,555

Germany - 7.0%
Adidas AG	14,193	759
BASF SE (Ñ)	36,817	2,284
Bayer AG	26,664	1,804
Beiersdorf AG	17,010	1,018
Commerzbank AG (Æ)(Ñ)	33,508	287
Daimler AG	36,330	1,710
Deutsche Boerse AG	15,260	1,131
E.ON AG (Ñ)	51,448	1,900
Henkel AG & Co. KGaA	26,512	1,228
Infineon Technologies AG (Æ)(Ñ)	110,348	766
Linde AG (Ñ)	23,210	2,769
MAN SE (Ñ)	15,175	1,270
Merck KGAA	11,140	903
Metro AG (Ñ)	21,007	1,246
MTU Aero Engines Holding AG	38,371	2,232

16	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Muenchener Rueckversicherungs AG	4,499	730
SAP AG	13,460	652
ThyssenKrupp AG	21,993	756

		23,445

Guernsey - 0.2%
Amdocs, Ltd. (Æ)	23,200	699

Hong Kong - 1.2%
China Resources Enterprise, Ltd.	108,000	401
CNOOC, Ltd.	769,000	1,266
Hang Lung Properties, Ltd. - ADR	107,000	431
Industrial & Commercial Bank of China Asia, Ltd.	803,000	2,011

		4,109

India - 1.2%
ICICI Bank, Ltd. - ADR	41,330	1,765
Infosys Technologies, Ltd. - ADR (Ñ)	21,720	1,278
Reliance Industries, Ltd. - GDR (þ)	16,600	800

		3,843

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR	1,750	63

Ireland - 0.6%
Cooper Industries PLC	14,275	684
Covidien PLC	23,300	1,172

		1,856

Israel - 0.6%
Teva Pharmaceutical Industries, Ltd. - ADR	29,254	1,845

Italy - 3.4%
Banca Popolare di Milano Scarl	92,535	575
ENI SpA	59,007	1,384
Finmeccanica SpA	191,247	2,552
Intesa Sanpaolo SpA	100,590	375
Parmalat SpA	714,070	1,955
Snam Rete Gas SpA	292,525	1,483
Telecom Italia SpA	232,076	334
UniCredit SpA	606,641	1,792
Unione di Banche Italiane SCPA	76,620	1,034

		11,484

Japan - 13.4%
Aeon Credit Service Co., Ltd. (Ñ)	32,300	384
Amada Co., Ltd.	146,700	1,230
Canon, Inc.	133,800	6,197
Dai-ichi Life Insurance Co., Ltd. (The) (Æ)	100	150
Daikin Industries, Ltd.	9,700	397
Daiwa Securities Group, Inc. (Ñ)	141,000	742
FamilyMart Co., Ltd. (Ñ)	23,800	757
Fanuc, Ltd.	9,700	1,029
Hirose Electric Co., Ltd. (Ñ)	4,100	473
Honda Motor Co., Ltd.	30,800	1,087

	Principal Amount ($) or Shares	Market Value $
Hoya Corp.	62,300	1,712
Inpex Corp.	197	1,446
ITOCHU Corp.	204,600	1,792
Kao Corp. (Ñ)	11,100	281
Konica Minolta Holdings, Inc.	42,000	490
Lawson, Inc. (Ñ)	20,500	875
Mabuchi Motor Co., Ltd.	28,700	1,652
Marubeni Corp. (Ñ)	243,000	1,510
Mitsubishi Chemical Holdings Corp. (Ñ)	221,000	1,130
Mitsubishi UFJ Financial Group, Inc. (Ñ)	222,800	1,168
Mizuho Financial Group, Inc. (Ñ)	357,100	707
Mori Seiki Co., Ltd. (Ñ)	72,600	895
MS&AD Insurance Group Holdings	40,000	1,110
NGK Spark Plug Co., Ltd.	14,000	190
Nintendo Co., Ltd. (Ñ)	6,200	2,076
Nissan Motor Co., Ltd. (Æ)	65,400	560
Nomura Holdings, Inc.	62,200	458
Omron Corp. (Ñ)	92,300	2,142
Panasonic Corp.	55,000	841
Shin-Etsu Chemical Co., Ltd.	21,500	1,249
Sumco Corp. (Ñ)	21,500	457
Sumitomo Mitsui Financial Group, Inc. (Ñ)	38,000	1,256
Takeda Pharmaceutical Co., Ltd. (Ñ)	74,100	3,262
THK Co., Ltd. (Ñ)	56,600	1,235
Tokyo Electron, Ltd.	18,900	1,253
Toshiba TEC Corp.	304,379	1,205
Toyota Motor Corp.	28,700	1,150

		44,548

Luxembourg - 0.4%
ArcelorMittal	31,273	1,372

Mexico - 0.1%
America Movil SAB de CV Series L	5,350	269

Netherlands - 5.3%
Aegon NV (Æ)	166,382	1,139
Akzo Nobel NV	56,843	3,239
Brit Insurance Holdings NV	61,059	697
European Aeronautic Defence and Space Co. NV (Ñ)	50,090	1,008
Fugro NV	5,750	376
Heineken NV	70,060	3,600
ING Groep NV (Æ)	220,251	2,199
Koninklijke Philips Electronics NV (Ñ)	66,480	2,132
TNT NV	44,872	1,287
Unilever NV	24,650	746
Wolters Kluwer NV	61,490	1,333

		17,756

Norway - 2.0%
Cermaq ASA	70,100	820
DnB NOR ASA	146,400	1,673
Statoil ASA	120,400	2,787
Telenor ASA	97,100	1,317

		6,597

Non-U.S. Fund	17

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Puerto Rico - 0.1%
Popular, Inc. (Æ)	155,500	453

Russia - 0.5%
Gazprom OAO - ADR	66,670	1,555

Singapore - 2.0%
CapitaLand, Ltd.	439,000	1,246
Jardine Cycle & Carriage, Ltd.	132,200	2,776
Singapore Telecommunications, Ltd.	440,000	997
United Overseas Bank, Ltd.	109,400	1,503

		6,522

South Africa - 0.2%
MTN Group, Ltd.	37,850	582

South Korea - 0.3%
Samsung Electronics Co., Ltd.	1,558	1,126

Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	93,311	1,277
Banco Santander SA	177,875	2,364
Inditex SA	28,071	1,850
Telefonica SA	94,820	2,246

		7,737

Sweden - 0.9%
Skandinaviska Enskilda Banken AB Class A	55,751	356
Svenska Cellulosa AB Class B	38,200	539
Telefonaktiebolaget LM Ericsson Class B (Ñ)	204,946	2,160

		3,055

Switzerland - 10.2%
ABB, Ltd. (Æ)	37,395	817
Actelion, Ltd. (Æ)	8,402	382
Compagnie Financiere Richemont SA	29,059	1,125
Clariant AG (Æ)	58,800	748
Credit Suisse Group AG	52,406	2,701
GAM Holding, Ltd.	30,201	371
Georg Fischer AG (Æ)(Ñ)	5,303	1,947
Givaudan SA	1,676	1,470
Helvetia Holding AG	4,515	1,583
Julius Baer Group, Ltd.	59,786	2,169
Lonza Group AG	8,893	725
Nestle SA	95,185	4,875
Novartis AG	27,819	1,503
Roche Holding AG	20,652	3,349
Sonova Holding AG (Ñ)	3,348	416
Swatch Group AG (The) Class B	1,738	554
Swiss Reinsurance Co., Ltd.	7,369	363
Syngenta AG	5,765	1,601
Transocean, Ltd. (Æ)	17,422	1,505
Tyco Electronics, Ltd.	64,750	1,779
UBS AG (Æ)	157,982	2,568
Zurich Financial Services AG	4,953	1,270

		33,821

	Principal Amount ($) or Shares	Market Value $
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	191,992	2,014

Thailand - 0.2%
Bangkok Bank PCL	120,000	510

United Kingdom - 16.9%
Aegis Group PLC	553,302	1,068
Anglo American PLC (Æ)	43,074	1,879
Autonomy Corp. PLC (Æ)	34,041	942
Aviva PLC	223,971	1,310
BAE Systems PLC	161,200	908
Barclays PLC	631,168	3,451
BP PLC	226,847	2,146
Bunzl PLC	62,900	688
Burberry Group PLC	71,980	780
Cable & Wireless Communications PLC (Æ)	149,700	126
Cable & Wireless Worldwide	268,000	374
Carillion PLC	213,025	1,056
Compass Group PLC	120,369	961
Dairy Crest Group PLC	160,609	906
Diageo PLC	105,991	1,779
GlaxoSmithKline PLC	16,428	315
Hays PLC	230,230	379
Home Retail Group PLC	131,403	540
HSBC Holdings PLC	720,082	7,299
Imperial Tobacco Group PLC	70,947	2,164
International Power PLC	266,687	1,291
Ladbrokes PLC	115,425	279
Lloyds Banking Group PLC (Æ)	512	1
Reckitt Benckiser Group PLC	66,535	3,652
Reed Elsevier PLC	92,300	736
Rolls-Royce Group PLC (Æ)	41,683	377
Royal Bank of Scotland Group PLC (Æ)	1,259,523	841
Royal Dutch Shell PLC Class A	129,900	3,760
Sage Group PLC (The)	463,767	1,683
Smith & Nephew PLC	86,960	866
Smiths Group PLC	51,457	887
Spectris PLC	102,113	1,282
Standard Chartered PLC	88,697	2,419
Tesco PLC	199,774	1,320
Travis Perkins PLC (Æ)	119,200	1,481
Vodafone Group PLC	1,700,892	3,923
William Hill PLC	121,297	389
Wolseley PLC (Æ)	13,916	336
WPP PLC	154,439	1,601

		56,195

United States - 1.2%
Philip Morris International, Inc.	44,000	2,295
Synthes, Inc. (Æ)	13,446	1,678

		3,973

Total Common Stocks (cost $279,728)		306,997

18	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.2%
Brazil - 0.1%
NET Servicos de Comunicacao SA (Æ)	28,700	376

Germany - 0.1%
Fresenius SE	5,074	383

Total Preferred Stocks (cost $744)		759

Short-Term Investments - 6.9%
United States - 6.9%
Russell U.S. Cash Management Fund (£)	22,845,159	22,845

Total Short-Term Investments (cost $22,845)		22,845

Other Securities - 4.8%
State Street Securities Lending Quality Trust (×)	16,028,131	15,975

Total Other Securities (cost $16,028)		15,975

Total Investments - 104.2% (identified cost $319,345)		346,576

Other Assets and Liabilities, Net - (4.2%)		(13,832)

Net Assets - 100.0%		332,744

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
CAC-40 Index (France)	54	EUR	2,145	04/10	23
DAX Index (Germany)	10	EUR	1,535	06/10	44
EUR STOXX 50 Index (EMU)	139	EUR	3,963	06/10	6
FTSE-100 Index (UK)	58	GBP	3,254	06/10	10
TOPIX Index (Japan)	79	JPY	772,225	06/10	478

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					561

See accompanying notes which are an integral part of this quarterly report.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	202	EUR	150	06/16/10	1
Bank of America	USD	359	GBP	240	06/16/10	5
Bank of America	USD	756	JPY	70,000	06/16/10	(7)
Barclays Bank PLC	USD	721	GBP	478	06/16/10	4
Barclays Bank PLC	USD	1,146	JPY	102,143	06/16/10	(54)
Brown Brothers Harriman & Co.	USD	18	GBP	12	04/06/10	—
Brown Brothers Harriman & Co.	USD	28	GBP	19	04/07/10	—
Brown Brothers Harriman & Co.	USD	40	GBP	27	04/07/10	—
Brown Brothers Harriman & Co.	USD	94	GBP	62	04/07/10	—
Brown Brothers Harriman & Co.	USD	155	JPY	14,000	04/01/10	(5)
Brown Brothers Harriman & Co.	USD	196	JPY	18,306	04/05/10	—
Brown Brothers Harriman & Co.	EUR	5	USD	7	04/06/10	—
Brown Brothers Harriman & Co.	EUR	80	USD	108	04/07/10	—
Brown Brothers Harriman & Co.	EUR	144	USD	194	04/07/10	—
Brown Brothers Harriman & Co.	JPY	18,118	USD	194	04/05/10	—
Brown Brothers Harriman & Co.	NOK	87	USD	15	04/08/10	—
Credit Suisse First Boston	USD	37	CHF	39	04/06/10	—
Credit Suisse First Boston	USD	43	GBP	28	04/07/10	—
Deutsche Bank	USD	1,602	EUR	1,173	06/16/10	(18)
Deutsche Bank	USD	721	GBP	478	06/16/10	4
Deutsche Bank	USD	1,147	JPY	102,143	06/16/10	(54)
Deutsche Bank	EUR	150	USD	204	06/16/10	1
Deutsche Bank	EUR	300	USD	413	06/16/10	7
Deutsche Bank	EUR	400	USD	546	06/16/10	6
Deutsche Bank	GBP	100	USD	153	06/16/10	1
Deutsche Bank	GBP	100	USD	151	06/16/10	(1)
Deutsche Bank	JPY	20,000	USD	223	06/16/10	9
Deutsche Bank	JPY	25,000	USD	277	06/16/10	10
Deutsche Bank	NOK	264	USD	44	04/07/10	—
HSBC	USD	1,602	EUR	1,173	06/16/10	(18)
HSBC	USD	720	GBP	478	06/16/10	4
HSBC	USD	1,146	JPY	102,143	06/16/10	(53)
HSBC	NOK	153	USD	26	04/08/10	—
JP Morgan	USD	30	EUR	22	04/07/10	—
JP Morgan	USD	722	GBP	478	06/16/10	3
JP Morgan	USD	1,147	JPY	102,143	06/16/10	(55)
JP Morgan	USD	1,603	EUR	1,173	06/16/10	(19)
JP Morgan	EUR	100	USD	136	06/16/10	1
Mellon Bank	USD	1,604	EUR	1,173	06/16/10	(19)
Morgan Stanley	USD	55	EUR	42	04/01/10	1
Morgan Stanley	USD	18	GBP	10	04/01/10	(3)
Morgan Stanley	USD	46	JPY	4,351	04/01/10	1
Royal Bank of Canada	USD	1,603	EUR	1,173	06/16/10	(19)
Royal Bank of Scotland	USD	681	EUR	500	06/16/10	(6)
Royal Bank of Scotland	USD	305	GBP	200	06/16/10	(1)
Royal Bank of Scotland	USD	444	JPY	40,000	06/16/10	(15)
Royal Bank of Scotland	EUR	100	USD	136	06/16/10	1
Royal Bank of Scotland	JPY	20,000	USD	221	06/16/10	7
Royal Bank of Scotland	NOK	278	USD	46	04/06/10	—
Societe Generale	USD	1,602	EUR	1,173	06/16/10	(18)
Societe Generale	USD	721	GBP	478	06/16/10	4
Societe Generale	USD	1,146	JPY	102,143	06/16/10	(53)
State Street Bank and Trust Company	USD	74	CHF	79	04/01/10	1

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	6	EUR	4	04/01/10	—
State Street Bank and Trust Company	USD	42	EUR	31	04/07/10	—
State Street Bank and Trust Company	USD	413	EUR	300	06/16/10	(7)
State Street Bank and Trust Company	USD	152	GBP	100	06/16/10	—
State Street Bank and Trust Company	USD	721	GBP	478	06/16/10	4
State Street Bank and Trust Company	USD	221	JPY	20,000	06/16/10	(7)
State Street Bank and Trust Company	USD	1,146	JPY	102,143	06/16/10	(53)
State Street Bank and Trust Company	USD	32	THB	1,044	04/02/10	—
State Street Bank and Trust Company	BRL	255	USD	143	04/05/10	—
State Street Bank and Trust Company	DKK	103	USD	18	04/06/10	—
State Street Bank and Trust Company	EUR	2	USD	3	04/01/10	—
State Street Bank and Trust Company	EUR	400	USD	531	06/16/10	(9)
State Street Bank and Trust Company	GBP	200	USD	296	06/16/10	(7)
State Street Bank and Trust Company	JPY	30,000	USD	324	06/16/10	3
UBS	GBP	200	USD	301	06/16/10	(2)
Westpac Banking Corporation	USD	1,603	EUR	1,173	06/16/10	(20)
Westpac Banking Corporation	USD	721	GBP	478	06/16/10	4
Westpac Banking Corporation	USD	1,146	JPY	102,143	06/16/10	(54)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Contracts						(495)

See accompanying notes which are an integral part of this quarterly report.

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — March 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$2,575	$—	$—	$2,575
Austria	492	—	—	492
Belgium	3,131	—	—	3,131
Bermuda	6,795	—	—	6,795
Brazil	6,215	—	—	6,215
Canada	7,609	—	—	7,609
Cayman Islands	333	—	—	333
China	409	—	—	409
Czech Republic	538	—	—	538
Denmark	2,570	—	—	2,570
Finland	3,346	—	—	3,346
France	37,555	—	—	37,555
Germany	23,445	—	—	23,445
Guernsey	699	—	—	699
Hong Kong	4,109	—	—	4,109
India	3,843	—	—	3,843
Indonesia	63	—	—	63
Ireland	1,856	—	—	1,856
Israel	1,845	—	—	1,845
Italy	11,484	—	—	11,484
Japan	44,548	—	—	44,548
Luxembourg	1,372	—	—	1,372
Mexico	269	—	—	269
Netherlands	17,756	—	—	17,756
Norway	6,597	—	—	6,597
Puerto Rico	453	—	—	453
Russia	1,555	—	—	1,555
Singapore	6,522	—	—	6,522
South Africa	582	—	—	582
South Korea	1,126	—	—	1,126
Spain	7,737	—	—	7,737
Sweden	3,055	—	—	3,055
Switzerland	33,821	—	—	33,821
Taiwan	2,014	—	—	2,014
Thailand	510	—	—	510
United Kingdom	56,195	—	—	56,195
United States	3,973	—	—	3,973
Preferred Stocks	759	—	—	759
Short-Term Investments	—	22,845	—	22,845
Other Securities	—	15,975	—	15,975

Total Investments	307,756	38,820	—	346,576

Other Assets and Liabilities, Net

Other Financial Instruments
Futures Contracts	561	—	—	561
Foreign Currency Exchange Contracts	(6)	(489)	—	(495)

Total Other Financial Instruments*	555	(489)	—	66

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Transfers between Level 1 and Level 2 were less than 10% of net assets for the period ending March 31, 2010, excluding significant events that trigger fair value pricing of foreign securities.

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	23

Russell Investment Funds

Core Bond Fund

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 82.8%
Asset-Backed Securities - 4.8%
Access Group, Inc. (Ê) Series 2008-1 Class A 1.549% due 10/27/25	831	858
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.546% due 07/25/34	30	14
ACE Securities Corp. (Ê)
Series 2003-OP1 Class M2 1.746% due 12/25/33	20	16
Series 2005-SD3 Class A 0.646% due 08/25/45	114	105
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.721% due 01/25/34	102	62
Ally Auto Receivables Trust (Þ) Series 2009-A Class A2 1.320% due 03/15/12	200	201
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1 3.996% due 02/25/33	90	32
Series 2004-R10 Class A5 0.636% due 11/25/34	—	—
ARES CLO Funds (Ê)(Å) Series 2003-7A Class A1B 0.799% due 05/08/15	673	647
Series 2005-10A Class A3 0.501% due 09/18/17	730	674
Armstrong Loan Funding, Ltd. (Ê)(Å) Series 2008-1A Class A 0.799% due 08/01/16	602	586
Bank of America Credit Card Trust (Ê) Series 2008-A1 Class A1 0.810% due 04/15/13	200	200
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	121
Centex Home Equity (Ê) Series 2006-A Class AV4 0.496% due 06/25/36	700	361
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A1 1.246% due 10/25/37	160	147
Series 2007-1 Class 2A2 1.479% due 10/25/37	130	56
Series 2007-1 Class 2A3 1.679% due 10/25/37	180	71
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2003-HE4 Class A (Þ) 0.656% due 12/25/33	643	534
Series 2007-AMC Class A2A 0.306% due 05/25/37	245	221
Series 2007-WFH Class A3 0.396% due 01/25/37	1,045	718
Conseco Financial Corp. Series 1999-2 Class A5 6.680% due 12/01/30	1,022	1,008

	Principal Amount ($) or Shares	Market Value $
Countrywide Asset-Backed Certificates
Series 2004-AB2 Class M3 (Ê) 0.846% due 05/25/36	95	13
Series 2004-BC1 Class M1 (Ê) 0.996% due 02/25/34	86	75
Series 2006-11 Class 1AF4 6.300% due 09/25/46	169	49
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.380% due 11/15/36	395	286
Ellington Loan Acquisition Trust (Ê)(Þ) Series 2007-2 Class A2A 1.146% due 05/25/37	534	473
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2006-FF1 Class A3 0.296% due 11/25/36	44	44
Series 2007-FF1 Class A2B 0.336% due 01/25/38	1,000	532
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 2A1 7.000% due 09/25/37	65	31
GSAA Trust (Ê)
Series 2006-2 Class 2A3 0.516% due 12/25/35	320	241
Series 2006-4 Class 1A2 5.993% due 03/25/36	195	22
Series 2003-HE2 Class M1 1.221% due 08/25/33	61	34
Household Home Equity Loan Trust (Ê)
Series 2005-1 Class A 0.530% due 01/20/34	175	155
Series 2006-4 Class A3V 0.390% due 03/20/36	800	736
Series 2007-1 Class AS 0.440% due 03/20/36	661	606
Series 2007-3 Class APT 1.440% due 11/20/36	297	269
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.296% due 12/25/36	15	11
Indymac Residential Asset Backed Trust (Ê) Series 2006-H2 Class A 0.397% due 06/28/36	240	94
IXIS Real Estate Capital Trust (Ê) Series 2005-HE1 Class M2 0.981% due 06/25/35	558	525
JPMorgan Mortgage Acquisition Corp. (Ê) Series 2007-CH4 Class A4 0.406% due 05/25/37	1,000	438
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2 1.729% due 07/25/35	55	34
Series 2005-7N Class 1A1A 0.516% due 12/25/35	387	250
Series 2006-16N Class A1A 0.326% due 11/25/46	28	28

24	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.526% due 10/25/34	5	4
Master Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2 2.721% due 08/25/33	57	30
Series 2005-WMC Class M1 0.666% due 03/25/35	515	507
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3 3.396% due 09/25/33	27	5
Series 2006-HE1 Class A4 0.536% due 01/25/36	1,950	894
Series 2006-HE7 Class A2A 0.296% due 09/25/36	21	21
Series 2007-HE2 Class A2B 0.336% due 01/25/37	1,043	479
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.776% due 02/25/35	215	146
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2 2.796% due 04/25/33	36	10
Series 2003-3 Class M3 3.246% due 06/25/33	27	9
Series 2003-4 Class M2 2.721% due 07/25/33	24	7
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 0.696% due 09/25/35	210	112
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	149	137
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1 5.357% due 05/25/35	61	26
Series 2005-2 Class AF4 4.934% due 08/25/35	85	69
Series 2006-1 Class AF6 5.746% due 05/25/36	169	97
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	125	111
Residential Asset Securities Corp.
Series 2003-KS2 Class MI1 4.800% due 04/25/33	130	58
Series 2003-KS2 Class MI3 6.100% due 04/25/33	51	9
Series 2003-KS4 Class AIIB (Ê) 0.826% due 06/25/33	35	18
Series 2007-KS2 Class AI1 (Ê) 0.316% due 02/25/37	81	78
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.416% due 08/25/36	18	17
SLM Student Loan Trust (Ê)
Series 2007-3 Class A1 0.239% due 10/27/14	87	87

	Principal Amount ($) or Shares	Market Value $
Series 2008-2 Class A1 0.549% due 01/25/15	59	59
Series 2008-7 Class A2 0.749% due 10/25/17	2,800	2,797
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	680	715
Soundview Home Equity Loan Trust (Ê) Series 2005-OPT Class A4 0.546% due 11/25/35	685	613
Structured Asset Securities Corp. (Ê)
Series 2006-BC3 Class A2 0.296% due 10/25/36	30	30
Series 2007-BC3 Class 2A2 0.386% due 05/25/47	1,220	759

		20,317

Corporate Bonds and Notes - 19.7%
Ace Capital Trust II 9.700% due 04/01/30	175	204
AES Corp. (The)(Þ) 8.750% due 05/15/13	635	645
Agilent Technologies, Inc. 5.500% due 09/14/15	300	322
Allied Waste North America, Inc. (Ñ) Series B 7.125% due 05/15/16	90	98
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	218
American Airlines Pass Through Trust 2009-1A (Ñ) 10.375% due 07/02/19	497	575
American Express Bank FSB
Series BKNT 5.500% due 04/16/13	300	321
6.000% due 09/13/17	400	429
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	429
American Express Co. (Ñ) 7.000% due 03/19/18	200	227
American Express Travel Related Services Co., Inc. (Ê) 0.429% due 06/01/11	100	99
American General Finance Corp. 6.900% due 12/15/17	300	263
Series MTNI (Ñ) 4.875% due 07/15/12	100	94
American International Group, Inc. (Ñ) 5.850% due 01/16/18	900	836
Ameriprise Financial, Inc. 5.300% due 03/15/20	200	202
Amgen, Inc. 6.900% due 06/01/38	1,000	1,149
Anheuser-Busch InBev Worldwide, Inc. (Þ)
7.200% due 01/15/14	125	143

Core Bond Fund	25

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.125% due 01/15/15	225	232
7.750% due 01/15/19	350	416
Appalachian Power Co. Series O 5.650% due 08/15/12	65	70
Arizona Public Service Co.
5.800% due 06/30/14	100	108
6.250% due 08/01/16	150	162
AT&T, Inc.
4.950% due 01/15/13 (Ñ)	200	215
5.500% due 02/01/18	200	212
6.300% due 01/15/38	900	913
6.400% due 05/15/38	175	180
BAC Capital Trust XV(Ê) 1.052% due 06/01/56	375	254
Bank of America Corp.
5.625% due 10/14/16	115	119
6.000% due 09/01/17	335	348
5.750% due 12/01/17	140	144
Bank of America NA
Series BKNT 0.537% due 06/15/16 (Ê)	200	179
6.100% due 06/15/17 (Ñ)	175	180
BankAmerica Capital III (Ê) 0.821% due 01/15/27	350	241
Bear Stearns Cos. LLC (The)
6.950% due 08/10/12	600	665
7.250% due 02/01/18	770	890
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	245	244
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	450	457
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	241
Boston Scientific Corp.
4.500% due 01/15/15	125	120
6.000% due 01/15/20	100	94
7.000% due 11/15/35	63	57
Burlington Northern Santa Fe LLC
6.875% due 12/01/27	25	27
6.750% due 03/15/29	10	11
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	108
Cellco Partnership / Verizon Wireless Capital LLC
2.851% due 05/20/11 (Ê)(Ñ)	400	412
5.250% due 02/01/12	700	746
8.500% due 11/15/18	175	218
CenterPoint Energy Houston Electric LLC (Ñ) Series J2 5.700% due 03/15/13	110	119
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	50	53
Series B 7.875% due 04/01/13	295	338

	Principal Amount ($) or Shares	Market Value $
Chase Capital III (Ê) Series C 0.802% due 03/01/27	295	221
Chesapeake Energy Corp.
7.000% due 08/15/14	350	355
6.875% due 01/15/16	180	178
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	335	347
Chubb Corp. 6.375% due 03/29/67	175	176
CIT Group, Inc. (Ñ)
7.000% due 05/01/13	156	152
7.000% due 05/01/14	85	80
7.000% due 05/01/15	285	265
7.000% due 05/01/16	141	130
7.000% due 05/01/17	198	182
Citibank NA 1.875% due 05/07/12	100	101
Citigroup Capital XXI (Ñ) 8.300% due 12/21/77	500	506
Citigroup Funding, Inc.
1.875% due 10/22/12	2,600	2,621
1.875% due 11/15/12 (Ñ)	300	302
2.250% due 12/10/12 (Ñ)	200	203
Citigroup, Inc.
2.125% due 04/30/12	800	815
5.500% due 08/27/12	200	211
5.625% due 08/27/12	200	210
5.500% due 04/11/13	700	736
5.850% due 07/02/13	100	105
6.375% due 08/12/14	150	160
5.000% due 09/15/14 (Ñ)	400	399
4.700% due 05/29/15	50	50
5.850% due 08/02/16	55	56
6.000% due 08/15/17	700	716
6.125% due 11/21/17	405	417
6.125% due 08/25/36	300	262
6.875% due 03/05/38	600	606
8.125% due 07/15/39	315	364
Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	11
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	100	134
Comcast Cable Holdings LLC 9.800% due 02/01/12	180	204
Comcast Holdings Corp. 10.625% due 07/15/12	125	147
Commonwealth Edison Co. (Ñ) 6.950% due 07/15/18	50	55
Continental Airlines, Inc.
9.000% due 07/08/16	245	265
Series 071A 5.983% due 04/19/22	150	147
Series 991A 6.545% due 08/02/20	190	194

26	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	100	106
COX Communications, Inc. (Þ)
5.875% due 12/01/16	75	81
8.375% due 03/01/39	125	156
Credit Suisse USA, Inc. (Ñ)
5.500% due 08/15/13	45	49
4.875% due 01/15/15	55	58
DCP Midstream LLC (Þ) 9.750% due 03/15/19	100	128
Dell, Inc. (Ñ) 4.700% due 04/15/13	400	430
Delta Air Lines, Inc.
9.500% due 09/15/14 (Þ)	480	505
Series 00A2 (Ñ) 7.570% due 05/18/12	205	208
Series 01A2 7.111% due 03/18/13	400	418
Developers Diversified Realty Corp. 7.500% due 04/01/17	175	177
DirectTV Holdings LLC/Financing Co., Inc. (Þ)(Ñ)
5.875% due 10/01/19	125	130
6.350% due 03/15/40	75	74
Discover Bank Series BKNT 8.700% due 11/18/19	250	274
DISH DBS Corp.(Ñ) 7.125% due 02/01/16	125	127
Dow Chemical Co. (The)
7.600% due 05/15/14	300	342
5.900% due 02/15/15	100	108
DPL, Inc. 6.875% due 09/01/11	193	206
Dynegy Roseton / Danskammer Pass Through Trust Series B 7.670% due 11/08/16	700	680
Edison Mission Energy 7.000% due 05/15/17	675	471
El Paso Corp. (Ñ) Series GMTN 8.050% due 10/15/30	200	200
El Paso Natural Gas Co. 7.500% due 11/15/26	100	109
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	75	76
Energy Transfer Partners, LP (Ñ) 5.950% due 02/01/15	325	353
Enterprise Products Operating LLC
6.650% due 04/15/18	250	277
Series A 8.375% due 08/01/66	100	102
Farmers Exchange Capital (Þ)
7.050% due 07/15/28	500	460
7.200% due 07/15/48	300	259
Fifth Third Bancorp 8.250% due 03/01/38	1,100	1,156

	Principal Amount ($) or Shares	Market Value $
Fifth Third Bank (Ê) Series BKNT 0.360% due 05/17/13	250	233
First Niagara Financial Group, Inc. 6.750% due 03/19/20	125	126
FirstEnergy Corp.
Series B 6.450% due 11/15/11	12	13
Series C 7.375% due 11/15/31	60	62
FPL Energy Wind Funding LLC (Þ) 6.876% due 06/27/17	286	278
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	275	306
General Electric Capital Corp.
1.151% due 05/22/13 (Ê)	75	75
5.900% due 05/13/14	350	385
5.625% due 05/01/18	230	240
5.875% due 01/14/38	300	285
6.375% due 11/15/67	1,900	1,784
Series EMTN (Ê) 0.381% due 03/20/14	400	375
Series GMTN 5.500% due 04/28/11 (Ñ)	220	231
2.000% due 09/28/12	400	405
2.625% due 12/28/12	1,000	1,027
Series MTNA (Ê) 0.517% due 09/15/14	300	285
General Electric Co. 5.250% due 12/06/17	150	157
GMAC, Inc.
6.875% due 09/15/11	525	532
1.750% due 10/30/12	1,700	1,710
7.500% due 12/31/13 (Ñ)	1,900	1,933
Goldman Sachs Group, Inc. (The)
1.049% due 12/05/11 (Ê)	1,020	1,034
4.750% due 07/15/13	350	370
6.000% due 05/01/14 (Ñ)	150	164
6.250% due 09/01/17 (Ñ)	600	645
6.150% due 04/01/18	150	159
7.500% due 02/15/19	550	629
6.750% due 10/01/37	800	799
Series MTNB (Ê) 0.649% due 07/22/15	100	97
Hartford Financial Services Group, Inc. 6.625% due 03/30/40	125	123
HCA, Inc. (Þ)
8.500% due 04/15/19	300	323
7.875% due 02/15/20	125	131
HCP, Inc. 5.950% due 09/15/11	585	610
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	700	718
Historic TW, Inc. 8.050% due 01/15/16	195	224
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	275	296

Core Bond Fund	27

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

International Paper Co. (Ñ) 7.950% due 06/15/18	75	88
Jersey Central Power & Light Co. 5.625% due 05/01/16	90	96
JPMorgan Chase & Co.
5.375% due 01/15/14 (Ñ)	170	184
6.000% due 01/15/18	200	217
Series 1 (ƒ) 7.900% due 04/29/49	300	320
JPMorgan Chase Bank NA
Series AI (Þ) 5.875% due 06/13/16	70	75
Series BKNT 6.000% due 10/01/17	570	608
JPMorgan Chase Capital XIII (Ê) Series M 1.239% due 09/30/34	480	375
JPMorgan Chase Capital XXI (Ê) Series U 1.199% due 01/15/87	335	255
JPMorgan Chase Capital XXIII (Ê) 1.250% due 05/15/77	545	409
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	640	745
Kinder Morgan Energy Partners, LP (Ñ) 5.950% due 02/15/18	700	751
Kraft Foods, Inc.
6.125% due 02/01/18	200	219
6.125% due 08/23/18	175	191
5.375% due 02/10/20	900	915
6.500% due 02/09/40	175	181
L-3 Communications Corp. Series B 6.375% due 10/15/15	125	128
Lehman Brothers Holdings, Inc. (Ø)
5.625% due 01/24/13	200	47
6.200% due 09/26/14	200	47
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	77
MBNA Capital B (Ê) Series B 1.049% due 02/01/27	985	677
MBNA Corp. 6.125% due 03/01/13	200	215
Merrill Lynch & Co., Inc.
6.050% due 08/15/12	100	107
6.050% due 05/16/16	300	306
6.400% due 08/28/17 (Ñ)	325	343
6.875% due 04/25/18	725	781
MetLife, Inc.
6.125% due 12/01/11	205	219
6.400% due 12/15/66	100	90
Series A 6.817% due 08/15/18	200	222
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	200	212

	Principal Amount ($) or Shares	Market Value $
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	242	250
Morgan Stanley
3.250% due 12/01/11	200	207
5.375% due 10/15/15	500	519
0.701% due 10/18/16 (Ê)	435	398
5.450% due 01/09/17	225	228
6.250% due 08/28/17	100	105
5.950% due 12/28/17	125	128
6.625% due 04/01/18	450	480
7.300% due 05/13/19	100	110
5.625% due 09/23/19	100	100
Series GMTN (Ê) 0.595% due 01/09/14	425	406
National City Bank (Ê) Series BKNT 0.622% due 06/07/17	700	623
Nevada Power Co. 5.875% due 01/15/15	100	109
News America Holdings, Inc.
7.900% due 12/01/95	90	101
8.250% due 10/17/96	20	22
NGPL PipeCo LLC (Þ) 6.514% due 12/15/12	200	219
Nisource Finance Corp.
10.750% due 03/15/16	100	127
6.400% due 03/15/18	145	155
6.125% due 03/01/22 (Ñ)	335	350
Ohio Power Co. Series F 5.500% due 02/15/13	20	22
Oncor Electric Delivery Co. LLC (Ñ) 6.800% due 09/01/18	550	618
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	450	524
Philip Morris International, Inc. 6.375% due 05/16/38	100	109
PNC Bank NA Series BKNT 6.875% due 04/01/18	250	277
Progress Energy, Inc.
5.625% due 01/15/16 (Ñ)	40	43
7.050% due 03/15/19	200	226
ProLogis 1.875% due 11/15/37	150	141
Prudential Financial, Inc. 3.875% due 01/14/15	375	374
Prudential Holdings LLC (Þ) 8.695% due 12/18/23	550	634
Public Service Co. of New Mexico 7.950% due 05/15/18	260	271
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	125	111
Pulte Group, Inc. (Ñ) 5.250% due 01/15/14	1,000	984

28	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Qwest Corp.
7.875% due 09/01/11	120	127
7.625% due 06/15/15	100	109
8.375% due 05/01/16	175	197
Reinsurance Group of America, Inc. 6.750% due 12/15/65	75	69
Reliant Energy Mid-Atlantic Power Holdings LLC Series B 9.237% due 07/02/17	318	340
Sabine Pass LNG, LP 7.250% due 11/30/13	730	686
Simon Property Group, LP
5.300% due 05/30/13	395	418
6.100% due 05/01/16	130	137
5.650% due 02/01/20 (Ñ)	275	268
SLM Corp.
5.400% due 10/25/11 (Ñ)	100	101
5.125% due 08/27/12	75	75
Southern Union Co. 7.200% due 11/01/66	740	686
Sprint Capital Corp. 8.375% due 03/15/12	125	130
State Street Capital Trust III (Ñ) 8.250% due 03/15/42	200	207
Symetra Financial Corp. (Å) 6.125% due 04/01/16	150	149
Target Corp. 5.125% due 01/15/13	400	434
Tennessee Gas Pipeline Co.
8.000% due 02/01/16	200	230
7.500% due 04/01/17	75	85
8.375% due 06/15/32	100	117
Time Warner, Inc.
5.875% due 11/15/16 (Ñ)	400	437
4.875% due 03/15/20	300	293
Transatlantic Holdings, Inc. 8.000% due 11/30/39	150	153
Union Electric Co. 6.400% due 06/15/17	205	225
Union Pacific Corp. (Ñ) 5.700% due 08/15/18	400	421
United Airlines, Inc. 10.400% due 05/01/18	100	107
UnitedHealth Group, Inc.
4.875% due 02/15/13	200	214
6.000% due 06/15/17	3	3
Series WI 6.500% due 06/15/37	45	46
Valero Energy Corp.
9.375% due 03/15/19 (Ñ)	450	536
6.125% due 02/01/20	250	250
Wachovia Corp.
5.500% due 05/01/13 (Ñ)	450	486
5.625% due 10/15/16	100	105
5.750% due 02/01/18	500	532
WCI Finance LLC / WEA Finance LLC (Þ) 5.400% due 10/01/12	125	133

	Principal Amount ($) or Shares	Market Value $
WEA Finance LLC / WT Finance Aust Pty, Ltd. (Þ)
7.500% due 06/02/14	205	229
6.750% due 09/02/19	95	101
Wells Fargo & Co.
5.625% due 12/11/17	300	318
Series K (ƒ) 7.980% due 03/29/49	3,300	3,448
Whirlpool Corp.
8.000% due 05/01/12	25	27
8.600% due 05/01/14 (Ñ)	75	87
Williams Cos., Inc. (The) 7.875% due 09/01/21	366	431
Williams Partners, LP (Þ) 5.250% due 03/15/20	100	100
Windstream Corp. 8.625% due 08/01/16	125	128
XTO Energy, Inc. (Ñ) 6.500% due 12/15/18	175	202

		83,242

International Debt - 9.0%
Achmea Hypotheekbank NV (Þ) 3.200% due 11/03/14	900	911
African Development Bank Series GDIF 1.750% due 10/01/12	1,100	1,105
Anglo American Capital PLC (Þ)
9.375% due 04/08/14 (Ñ)	100	120
9.375% due 04/08/19	100	127
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	600	661
ArcelorMittal (Ñ) 6.125% due 06/01/18	175	184
Argentina Government International Bond (Ê) Series $GDP Zero coupon due 12/15/35	1,650	124
AstraZeneca PLC 5.900% due 09/15/17	100	112
Barclays Bank PLC
5.450% due 09/12/12	1,300	1,401
6.050% due 12/04/17 (Þ)	200	206
BAT International Finance PLC (Þ) 9.500% due 11/15/18	150	194
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 0.499% due 04/29/19	750	684
BNP Paribas (ƒ)(Ñ)(Þ) 5.186% due 06/29/49	300	264
Canadian Natural Resources, Ltd. (Ñ) 5.150% due 02/01/13	100	107
Chatham Light CLO, Ltd. (Ê)(Å) Series 2005-2A Class A1 0.499% due 08/03/19	495	456
CODELCO, Inc. (Þ) 7.500% due 01/15/19	200	236

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit Agricole SA (ƒ)(Þ) 8.375% due 10/29/49	150	162
Credit Suisse NY
5.000% due 05/15/13	330	355
6.000% due 02/15/18	770	815
Danske Bank A/S (Þ) 2.500% due 05/10/12	200	204
Deutsche Bank AG 6.000% due 09/01/17	600	658
Dexia Credit Local (Þ) 2.750% due 01/10/14	500	504
Dolphin Energy, Ltd. (Þ) 5.888% due 06/15/19	129	132
Electricite De France (Þ)
5.500% due 01/26/14	200	220
6.500% due 01/26/19	200	224
6.950% due 01/26/39	200	230
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	107
Enel Finance International SA (Þ)
6.250% due 09/15/17	600	652
5.125% due 10/07/19 (Ñ)	175	173
Export-Import Bank of Korea 5.875% due 01/14/15	700	755
HBOS PLC (Þ) 6.750% due 05/21/18	825	758
HSBC Holdings PLC
6.500% due 05/02/36 (Ñ)	100	103
6.500% due 09/15/37	100	104
Israel Government AID Bond 5.500% due 09/18/33	400	421
Jackson National Life Fund LLC 0.524% due 08/06/11	2,800	2,718
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	60	63
Kreditanstalt fuer Wiederaufbau 1.875% due 01/14/13	900	903
Landwirtschaftliche Rentenbank
5.250% due 07/02/12	700	758
1.875% due 09/24/12	1,700	1,713
4.875% due 01/10/14	1,000	1,091
LeasePlan Corp. NV (Þ) 3.000% due 05/07/12	400	413
Lloyds TSB Bank PLC (Þ) 4.375% due 01/12/15	200	197
Macquarie Bank, Ltd. (Þ) 3.300% due 07/17/14	1,000	1,014
Mexico Government International Bond 6.050% due 01/11/40	260	259
Morgan Stanley (Ê) 0.988% due 03/01/13	600	773
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	200	198
National Australia Bank, Ltd. (Ñ)(Þ) 5.350% due 06/12/13	800	862
North American Development Bank 4.375% due 02/11/20	500	491

	Principal Amount ($) or Shares	Market Value $
Peruvian Government International Bond 7.125% due 03/30/19	180	209
Petro-Canada (Ñ) 6.050% due 05/15/18	100	108
Petrobras International Finance Co. (Ñ) 7.875% due 03/15/19	800	936
Petroleos Mexicanos 8.000% due 05/03/19	320	375
Province of Ontario Canada 4.100% due 06/16/14	400	427
Qatar Government International Bond (Þ) 5.250% due 01/20/20	520	540
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	243
Republic of Indonesia (Þ) 5.875% due 03/13/20	270	280
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	94
Royal Bank of Scotland Group PLC
1.500% due 03/30/12 (Þ)	1,200	1,199
6.990% due 10/29/49 (ƒ)(Þ)	300	213
Series 1 (ƒ) 9.118% due 03/31/49	300	274
Royal Bank of Scotland PLC (The) (Þ)
0.650% due 04/08/11 (Ê)	800	801
3.000% due 12/09/11	200	206
4.875% due 08/25/14	100	101
Societe Financement de l’Economie Francaise (Þ)
3.375% due 05/05/14	400	415
2.875% due 09/22/14 (Ñ)	900	905
State of Qatar 5.150% due 04/09/14	100	107
Suncor Energy, Inc. 6.100% due 06/01/18	100	108
Svensk Exportkredit AB 3.250% due 09/16/14	200	204
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	49	51
Teck Resources, Ltd. 10.750% due 05/15/19	200	245
Telecom Italia Capital SA
6.200% due 07/18/11 (Ñ)	255	268
7.200% due 07/18/36	225	227
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	225	214
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	100	120
Transocean, Inc. (Ñ) Series B 1.500% due 12/15/37	650	635
UBS AG
Series DPNT 5.875% due 12/20/17	400	414
5.750% due 04/25/18 (Ñ)	100	102

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	100	109
US Bank National Associtaion 4.375% due 02/28/17	100	136
Vale Overseas, Ltd.(Ñ) 5.625% due 09/15/19	400	413
Wells Fargo & Co. 0.842% due 03/23/16	400	508
Westpac Banking Corp.
3.250% due 12/16/11 (Ñ)(Þ)	300	310
1.900% due 12/14/12 (Ñ)(Þ)	800	810
4.875% due 11/19/19	375	372
WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance LLC (Þ) 5.125% due 11/15/14	125	129
Xstrata Canada Corp.
7.250% due 07/15/12	50	55
6.000% due 10/15/15	45	49

		37,834

Loan Agreements - 0.3%
Adam Aircraft Term Loan (Ø) (Å) 15.290% due 05/01/12	49	—
HCA, Inc. Term Loan A (Ê) 1.790% due 11/18/12	507	492
Kelson Holdings, Inc. 1st Lien Term Loan 3.540% due 03/08/13	1,000	969

		1,461

Mortgage-Backed Securities - 37.8%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,832	1,590
Adjustable Rate Mortgage Trust
Series 2004-5 Class 2A1 3.175% due 04/25/35	61	51
Series 2005-3 Class 8A2 (Ê) 0.486% due 07/25/35	88	74
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 0.436% due 08/25/37	1,060	679
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 2.386% due 02/25/45	79	62
Banc of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê) 0.746% due 04/25/33	50	43
Series 2003-10 Class 2A2 (Ê) 0.696% due 12/25/33	141	126
Series 2006-5 Class CB17 6.000% due 06/25/46	171	123
Banc of America Commercial Mortgage, Inc.
Series 2002-PB2 Class A4 6.186% due 06/11/35	560	592

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class A4 4.783% due 07/10/43	333	340
Series 2005-3 Class A2 4.501% due 07/10/43	124	125
Series 2006-1 Class A4 5.372% due 09/10/45	280	287
Series 2006-2 Class A4 5.928% due 05/10/45	200	207
Series 2006-4 Class A4 5.634% due 07/10/46	500	507
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê) 3.007% due 05/25/35	95	88
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	361
Series 2006-A Class 3A2 5.757% due 02/20/36	144	86
Series 2006-A Class 4A1 (Ê) 5.533% due 02/20/36	386	277
Series 2006-I Class 5A1 (Ê) 6.063% due 10/20/46	1,620	1,371
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê) 0.696% due 12/25/33	98	95
Series 2004-1 Class 5A1 6.500% due 09/25/33	7	8
Series 2004-2 Class 1A9 (Ê) 0.696% due 03/25/34	74	69
Series 2004-11 Class 2A1 5.750% due 01/25/35	261	259
Series 2005-H Class 2A5 (Ê) 4.789% due 09/25/35	220	179
Series 2005-L Class 3A1 (Ê) 5.383% due 01/25/36	175	148
Series 2006-2 Class A15 6.000% due 07/25/46	137	125
Series 2006-B Class 1A1 (Ê) 4.354% due 10/20/46	77	53
Bear Stearns Adjustable Rate Mortgage Trust (Ê)
Series 2003-1 Class 6A1 2.918% due 04/25/33	30	27
Series 2003-8 Class 4A1 3.705% due 01/25/34	78	69
Series 2004-1 Class 21A1 3.059% due 04/25/34	53	47
Series 2004-9 Class 22A1 4.140% due 11/25/34	55	49
Series 2005-2 Class A1 2.810% due 03/25/35	916	857
Series 2005-3 Class 2A1 4.902% due 06/25/35	232	181
Series 2007-3 Class 1A1 5.394% due 05/25/47	306	212
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 3.478% due 05/25/35	177	126
Series 2005-7 Class 22A1 5.158% due 09/25/35	87	64

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-4 Class 13A1 (Ê) 0.406% due 08/25/36	618	285
Bear Stearns Alt-A Trust II Series 2007-1 Class 1A1 5.905% due 09/25/47	754	434
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR2 Class 2A1 0.476% due 09/25/46	587	293
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1 4.500% due 09/25/18	89	90
Series 2006-S4 Class A3 6.000% due 12/25/36	155	144
Series 2006-S4 Class A4 6.000% due 12/25/36	51	48
Series 2007-A1 Class 1A3 3.642% due 02/25/37	386	363
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	55	51
Series 2006-AR7 Class 1A4A 5.676% due 11/25/36	704	525
Series 2006-WFH Class A2 (Ê) 0.346% due 10/25/36	274	271
Series 2007-AR8 Class 2A1A 5.854% due 07/25/37	913	671
Series 2007-WFH Class A4 (Ê) 0.446% due 01/25/37	840	349
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4 5.225% due 07/15/44	1,340	1,389
Series 2006-CD3 Class A5 5.617% due 10/15/48	190	194
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	101	74
Commercial Mortgage Loan Trust Series 2008-LS1 Class AJ 6.220% due 10/10/17	120	58
Commercial Mortgage Pass Through Certificates
Series 2006-C8 Class A4 5.306% due 12/10/46	200	196
Series 2007-C9 Class A4 6.010% due 12/10/49	360	360
Countrywide Alternative Loan Trust
Series 2005-1CB Class 2A1 6.000% due 03/25/35	508	459
Series 2005-32T Class A7 (Ê) 0.496% due 08/25/35	73	61
Series 2005-J8 Class 1A3 5.500% due 07/25/35	165	135
Series 2005-J13 Class 2A3 5.500% due 11/25/35	105	82
Series 2006-9T1 Class A7 6.000% due 05/25/36	76	51

	Principal Amount ($) or Shares	Market Value $
Series 2006-J2 Class A3 6.000% due 04/25/36	118	91
Series 2006-OA1 Class 2A1 (Ê) 0.450% due 03/20/46	526	273
Series 2006-OA1 Class 4A1 (Ê) 0.436% due 08/25/46	572	279
Series 2006-OA1 Class A1 (Ê) 0.420% due 02/20/47	710	356
Series 2006-OA1 Class A2 (Ê) 0.436% due 10/25/46	1,710	970
Series 2007-15C Class A5 5.750% due 07/25/37	739	563
Series 2007-J2 Class 2A1 6.000% due 07/25/37	214	163
Series 2007-OA1 Class A1A (Ê) 1.851% due 11/25/47	926	465
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê) 0.746% due 05/25/18	90	80
Series 2003-52 Class A1 3.421% due 02/19/34	132	115
Series 2004-16 Class 1A1 (Ê) 0.646% due 09/25/34	131	75
Series 2004-22 Class A3 3.510% due 11/25/34	168	142
Series 2004-HYB Class 1A1 3.388% due 02/20/35	277	235
Series 2005-1 Class 2A1 (Ê) 0.536% due 03/25/35	1,641	823
Series 2005-3 Class 1A2 (Ê) 0.536% due 04/25/35	25	14
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	54	41
Series 2006-OA5 Class 2A1 (Ê) 0.446% due 04/25/46	657	330
Series 2007-1 Class A1 6.000% due 03/25/37	1,598	1,298
Series 2007-18 Class 2A1 6.500% due 11/25/37	182	157
Series 2007-HY1 Class 1A2 5.603% due 04/25/37	74	15
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	365	311
Credit Suisse Mortgage Capital Certificates
Series 2006-8 Class 4A1 (Å) 6.500% due 10/25/21	537	353
Series 2006-C2 Class A3 5.658% due 03/15/39	100	98
Series 2006-C4 Class A3 5.467% due 09/15/39	500	480
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3 4.867% due 08/25/35	465	256

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-OA1 Class A1 (Ê) 0.396% due 02/25/47	2,469	1,413
Series 2007-OA2 Class A1 (Ê) 1.016% due 04/25/47	1,345	754
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S Interest Only STRIP 1.596% due 03/10/32	255	9
Fannie Mae
5.190% due 2012	201	215
6.000% due 2016	8	8
3.244% due 2017 (Ê)	29	30
6.000% due 2017	41	44
4.000% due 2018	528	547
4.500% due 2018	572	606
5.000% due 2018	113	120
6.000% due 2019	278	301
4.500% due 2020	109	115
5.000% due 2020	3,350	3,569
5.500% due 2020	145	156
6.000% due 2020	345	374
5.500% due 2021	238	255
5.500% due 2022	324	346
5.000% due 2023	601	635
5.500% due 2023	291	312
6.000% due 2026	625	668
6.000% due 2027	329	351
6.000% due 2028	22	24
5.500% due 2029	56	60
6.000% due 2032	319	347
7.000% due 2032	119	133
2.764% due 2033 (Ê)	58	60
2.851% due 2033 (Ê)	131	135
5.000% due 2033	399	415
5.500% due 2033	1,518	1,609
6.000% due 2033	119	129
5.000% due 2034	1,112	1,154
5.500% due 2034	1,205	1,275
5.000% due 2035	115	119
5.500% due 2035	7	7
6.000% due 2035	124	133
4.008% due 2036 (Ê)	309	314
5.500% due 2036	9	9
6.000% due 2036	1,397	1,489
6.500% due 2036	85	93
7.000% due 2036	18	20
5.500% due 2037	427	450
5.500% due 2037 (Ê)	206	217
6.000% due 2037	1,993	2,124
6.500% due 2037	1,026	1,106
5.500% due 2038	2,235	2,359
6.000% due 2038	1,726	1,834
4.500% due 2039	2,774	2,783
5.000% due 2039	3,308	3,417
4.500% due 2040	1,686	1,692
5.000% due 2040	998	1,031
30 Year TBA (Ï) 4.500%	1,000	1,002

	Principal Amount ($) or Shares	Market Value $
6.500%	11,000	11,944
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	184	40
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	468	49
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	519	56
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	763	127
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	144	25
Fannie Mae REMICS
Series 1999-56 Class Z 7.000% due 12/18/29	75	84
Series 2003-32 Class FH (Ê) 0.646% due 11/25/22	175	174
Series 2003-35 Class FY (Ê) 0.646% due 05/25/18	250	248
Series 2003-78 Class FI (Ê) 0.646% due 01/25/33	168	168
Series 2004-21 Class FL (Ê) 0.596% due 11/25/32	101	101
Series 2005-79 Class FC (Ê) 0.546% due 02/25/22	51	51
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	43	38
Series 2008-22 Class FD (Ê) 1.086% due 04/25/48	694	696
Series 2008-56 Class FD (Ê) 1.186% due 07/25/48	715	712
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	31	34
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 1.671% due 02/25/45	25	24
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê) 2.378% due 09/25/34	37	31
Series 2006-AA5 Class A2 (Ê) 6.445% due 09/25/36	21	—
Series 2006-FA3 Class A6 6.000% due 07/25/36	127	104
First Horizon Asset Securities, Inc. (Ê)
Series 2004-AR6 Class 2A1 3.007% due 12/25/34	28	27
Series 2005-AR5 Class 3A1 5.558% due 10/25/35	71	63
Freddie Mac
6.000% due 2016	14	16

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.000% due 2018	271	290
5.000% due 2019	435	465
5.000% due 2020	789	841
5.500% due 2020	466	502
3.331% due 2030 (Ê)	1	1
5.000% due 2033	125	129
2.873% due 2034 (Ê)	53	54
5.000% due 2035	1,406	1,456
5.824% due 2036 (Ê)	73	77
5.892% due 2036 (Ê)	129	135
5.975% due 2036 (Ê)	76	81
5.337% due 2037 (Ê)	281	297
5.452% due 2037 (Ê)	101	106
5.500% due 2037	1,376	1,446
5.639% due 2037 (Ê)	397	420
5.671% due 2037 (Ê)	49	52
5.707% due 2037 (Ê)	162	171
5.740% due 2037 (Ê)	115	121
5.811% due 2037 (Ê)	46	49
5.817% due 2037 (Ê)	133	142
5.930% due 2037 (Ê)	63	67
6.000% due 2037	1,111	1,192
5.000% due 2038	82	84
5.500% due 2038	5,790	6,120
6.000% due 2038	7,198	7,735
4.500% due 2039	3,626	3,639
5.000% due 2039	5,156	5,334
6.000% due 2039	110	118
Freddie Mac REMICS
Series 2000-226 Class F (Ê) 0.680% due 11/15/30	12	12
Series 2003-256 Class FJ (Ê) 0.630% due 02/15/33	86	86
Series 2004-281 Class DF (Ê) 0.680% due 06/15/23	68	68
Series 2005-294 Class FA (Ê) 0.400% due 03/15/20	131	130
Series 2005-299 Class KF (Ê) 0.630% due 06/15/35	26	25
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	81	5
Series 2006-313 Class FP (Ê)(Å) Principal Only STRIP Zero coupon due 04/15/36	1	1
Series 2007-330 Class GL (Ê)(Å) 13.029% due 04/15/37	13	13
Series 2007-333 Class BF (Ê) 0.380% due 07/15/19	193	192
Series 2007-333 Class FT (Ê) 0.380% due 08/15/19	393	390
Ginnie Mae I
6.000% due 2029	9	9
6.500% due 2037	821	886
6.500% due 2038	2,645	2,852
4.500% due 2039	1,911	1,936
5.000% due 2039	770	803
5.500% due 2039	189	200

	Principal Amount ($) or Shares	Market Value $
6.500% due 2039	1,033	1,114
30 Year TBA (Ï) 4.500%	3,090	3,126
5.500%	410	434
Ginnie Mae II (Ê)
4.375% due 2026	127	132
3.625% due 2027	8	9
3.750% due 2032	49	50
GMAC Mortgage Corp. Loan Trust
Series 2004-JR1 Class A6 (Ê) 0.696% due 12/25/33	45	44
Series 2007-HE3 Class 1A1 7.000% due 09/25/37	56	32
Government National Mortgage Association (Ê)
Series 1999-40 Class FE 0.780% due 11/16/29	71	71
Series 2000-29 Class F 0.740% due 09/20/30	15	15
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A2 4.022% due 01/05/36	42	42
Series 2004-GG1 Class A7 5.317% due 06/10/36	465	489
Series 2006-GG7 Class A4 5.886% due 07/10/38	1,105	1,126
Series 2007-GG9 Class A4 5.444% due 03/10/39	315	306
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4 5.553% due 04/10/38	320	322
Series 2006-GG8 Class AAB 5.535% due 11/10/39	200	213
GSR Mortgage Loan Trust
Series 2005-AR7 Class 6A1 5.210% due 11/25/35	197	181
Series 2006-3F Class 2A3 5.750% due 03/25/36	478	414
Series 2007-AR1 Class 1A1 3.706% due 03/25/37	1,872	1,125
Harborview Mortgage Loan Trust
Series 2005-3 Class 2A1A (Ê) 0.477% due 06/19/35	1,475	851
Series 2005-4 Class 3A1 4.880% due 07/19/35	133	96
Series 2005-14 Class 3A1A 5.315% due 12/19/35	62	47
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class A1 5.221% due 09/25/35	554	420
Series 2006-AR2 Class A2 (Ê) 0.326% due 11/25/36	44	22
Series 2006-AR3 Class 2A1A (Ê) 0.416% due 01/25/37	605	304
Series 2006-AR9 Class 1A1 5.560% due 06/25/36	664	459

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-AR5 Class 1A1 5.555% due 05/25/37	724	382
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB Class A2 6.244% due 04/15/35	14	14
Series 2004-LN2 Class A1 4.475% due 07/15/41	256	260
Series 2005-LDP Class A3A1 4.871% due 10/15/42	210	213
Series 2005-LDP Class A4 4.918% due 10/15/42	325	328
5.180% due 12/15/44	390	404
Series 2006-CB1 Class A4 5.552% due 05/12/45	220	224
Series 2006-LDP Class A3B 5.447% due 05/15/45	250	252
Series 2006-LDP Class A4 5.875% due 04/15/45	650	671
5.399% due 05/15/45	290	290
Series 2007-CB1 Class A4 5.440% due 06/12/47	1,200	1,173
5.746% due 02/12/49	340	338
Series 2007-LD1 Class A4 5.882% due 02/15/51	380	372
Series 2007-LDP Class A3 5.420% due 01/15/49	1,525	1,469
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.017% due 02/25/35	78	78
Series 2005-A5 Class TA1 5.429% due 08/25/35	738	717
Series 2005-S3 Class 1A2 5.750% due 01/25/36	113	97
Series 2007-A1 Class 2A2 (Ê) 3.559% due 07/25/35	486	454
Series 2007-S3 Class 1A8 6.000% due 08/25/37	1,612	1,374
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4 5.156% due 02/15/31	1,000	1,014
Series 2006-C3 Class A4 5.661% due 03/15/39	210	215
Series 2006-C4 Class A4 5.883% due 06/15/38	105	110
Series 2007-C6 Class A4 5.858% due 07/15/40	270	266
Lehman Mortgage Trust
Series 2005-3 Class 1A3 5.500% due 01/25/36	384	347
Series 2006-8 Class 2A1 (Ê) 0.666% due 12/25/36	722	356
Series 2007-8 Class 3A1 7.250% due 09/25/37	836	559
Lehman XS Trust (Ê)
Series 2005-5N Class 3A1A 0.546% due 11/25/35	355	220

	Principal Amount ($) or Shares	Market Value $
Series 2006-16N Class A4A 0.436% due 11/25/46	632	314
Series 2007-7N Class 1A2 0.486% due 06/25/47	848	356
MASTR Alternative Loans Trust
Series 2003-4 Class B1 5.717% due 06/25/33	161	105
Series 2004-10 Class 5A6 5.750% due 09/25/34	166	162
MASTR Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35 0.646% due 09/25/33	74	70
Series 2004-4 Class 2A2 0.696% due 04/25/34	36	33
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.712% due 06/15/30	133	112
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.300% due 06/15/22	554	506
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.456% due 02/25/36	85	61
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-6 Class A4 5.485% due 03/12/51	100	92
Series 2007-7 Class A4 5.810% due 06/12/50	1,160	1,063
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2 0.770% due 04/25/29	28	23
Series 2005-3 Class 5A 0.496% due 11/25/35	52	43
Morgan Stanley Capital I
Series 2005-HQ6 Class A4A 4.989% due 08/13/42	740	753
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	415	434
Series 2006-HQ1 Class A4 5.328% due 11/12/41	130	131
Series 2006-HQ9 Class A4 5.731% due 07/12/44	295	304
Series 2007-IQ1 Class A4 5.809% due 12/12/49	320	315
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.646% due 02/25/34	23	20
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê) 0.846% due 04/25/34	40	30
Series 2004-QS8 Class A4 (Ê) 0.646% due 06/25/34	166	144
Series 2005-QA8 Class NB3 5.474% due 07/25/35	191	125
Series 2005-QO5 Class A1 (Ê) 1.463% due 01/25/46	1,877	1,050

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-QS1 Class 2A3 5.750% due 09/25/35	488	373
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	194	137
Series 2007-QH9 Class A1 6.454% due 11/25/37	897	418
Series 2007-QO4 Class A1 (Ê) 0.446% due 05/25/47	1,534	798
Residential Asset Mortgage Products, Inc. Series 2003-RS9 Class AI6A 6.110% due 10/25/33	410	318
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê) 0.696% due 02/25/34	204	182
Series 2005-A10 Class A3 5.500% due 09/25/35	406	335
Series 2007-A5 Class 2A3 6.000% due 05/25/37	95	70
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê) 0.696% due 11/25/18	99	98
Series 2003-S14 Class A5 (Ê) 0.646% due 07/25/18	111	90
Series 2003-S20 Class 1A7 (Ê) 0.746% due 12/25/33	1	1
Series 2005-SA4 Class 2A1 5.216% due 09/25/35	496	410
Series 2006-SA4 Class 2A1 6.109% due 11/25/36	326	239
Sequoia Mortgage Trust (Ê) Series 2001-5 Class A 0.587% due 10/19/26	51	38
SG Mortgage Securities Trust (Ê) Series 2006-OPT Class A3C 0.396% due 10/25/36	1,500	633
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1 2.915% due 05/25/34	114	102
Series 2004-12 Class 3A2 2.582% due 09/25/34	51	44
Series 2004-16 Class 3A1 2.950% due 11/25/34	197	161
Series 2005-21 Class 7A1 5.994% due 11/25/35	1,025	813
Series 2006-12 Class 2A1 5.784% due 01/25/37	682	422
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR5 Class A3 0.487% due 07/19/35	143	132
Series 2006-AR2 Class A1 0.476% due 02/25/36	484	255
Series 2006-AR8 Class A1A 0.446% due 10/25/36	669	374
Suntrust Adjustable Rate Mortgage Loan Trust (Ê) Series 2007-2 Class 3A3 5.692% due 04/25/37	3,709	2,944

	Principal Amount ($) or Shares	Market Value $
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1 0.926% due 04/25/43	56	48
Series 2006-5 Class A1 0.366% due 10/25/46	655	639
Series 2006-6 Class A1 0.356% due 11/25/46	90	88
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 5.209% due 10/15/44	1,000	1,030
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11 5.500% due 06/25/35	90	69
Series 2007-OA1 Class 2A (Ê) 0.966% due 12/25/46	640	266
Washington Mutual Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê) 0.796% due 10/25/33	140	138
Series 2004-AR3 Class A2 3.080% due 06/25/34	106	99
Series 2005-AR1 Class 1A1 4.821% due 10/25/35	148	136
Series 2005-AR1 Class A1A1 (Ê) 0.536% due 10/25/45	30	23
0.506% due 11/25/45	761	584
0.516% due 12/25/45	365	278
Series 2005-AR6 Class B3 (Ê)(Å) 0.906% due 04/25/45	193	11
Series 2006-AR1 Class 3A1A (Ê) 1.383% due 09/25/46	659	335
Series 2006-AR2 Class 1A1 5.272% due 03/25/37	576	473
Series 2007-HY3 Class 4B1 5.314% due 03/25/37	124	9
Series 2007-HY4 Class 1A1 (Ê) 5.450% due 04/25/37	122	83
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 Class 2A3 5.500% due 03/25/36	302	270
Series 2006-AR1 Class 4A1 (Ê) 5.523% due 07/25/36	61	49
Series 2006-AR1 Class A1 (Ê) 5.224% due 10/25/36	1,310	985
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	233	205
Series 2007-8 Class 1A16 6.000% due 07/25/37	268	236
Series 2007-10 Class 2A5 6.250% due 07/25/37	116	105

		159,468

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Municipal Bonds - 1.2%
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40		400	426
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45		100	103
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35		100	104
Los Angeles Unified School District General Obligation Unlimited (µ) 4.500% due 07/01/22		400	410
Missouri Higher Education Loan Authority Revenue Bonds (Ê) 1.224% due 11/26/32		1,000	999
North Carolina Turnkpike Authority Revenue Bonds 6.700% due 01/01/39		100	104
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		100	100
State of California General Obligation Unlimited
7.500% due 04/01/34		425	439
7.950% due 03/01/36		110	113
5.650% due 04/01/39 (Ê)		100	104
7.550% due 04/01/39		975	1,008
7.625% due 03/01/40		400	416
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		100	101
State of Louisiana Revenue Bonds (Ê) 3.000% due 05/01/43		400	403
University of California Revenue Bonds 6.270% due 05/15/31		400	397

			5,227

Non-US Bonds - 1.1%
Bundesrepublik Deutschland 3.250% due 01/04/20	EUR	1,100	1,504
Canadian Government Bond 2.000% due 12/01/14	CAD	1,000	950
Federative Republic of Brazil
12.500% due 01/05/22	BRL	300	197
10.250% due 01/10/28	BRL	1,400	795
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	200	279
French Treasury Note 2.500% due 01/15/15	EUR	200	273
Hellas Telecommunications Luxembourg V (Ê) Series REGS 4.684% due 10/15/12	EUR	125	120
Impress Holdings BV (Ê) Series REGS 3.809% due 09/15/13	EUR	125	165
Mexican Bonos Series MI10 9.000% due 12/20/12	MXN	70	6

	Principal Amount ($) or Shares		Market Value $
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	100	138
UBS AG Zero coupon due 12/31/17	BRL	270	75

			4,502

United States Government Agencies - 1.5%
Federal Home Loan Banks
0.500% due 05/10/11		980	980
4.500% due 09/13/19		1,100	1,131
Federal Home Loan Mortgage Corp. 5.300% due 12/01/15		600	666
Freddie Mac
4.500% due 04/02/14		800	866
5.000% due 11/13/14		2,200	2,417
Tennessee Valley Authority 5.500% due 07/18/17		200	223

			6,283

United States Government Treasuries - 7.4%
United States Treasury Inflation Indexed Bonds
2.000% due 01/15/16 (Æ)(Ñ)		1,270	1,347
2.500% due 07/15/16		429	469
2.375% due 01/15/25		230	241
2.000% due 01/15/26		109	109
1.750% due 01/15/28 (Æ)		3,188	3,018
2.125% due 02/15/40		200	198
United States Treasury Principal Principal Only STRIP
Zero coupon due 05/15/20		600	393
Zero coupon due 05/15/21		100	62
Zero coupon due 11/15/21		1,938	1,161
Zero coupon due 11/15/26		2,200	998
United States Treasury Notes
1.375% due 03/15/13 (Ñ)		300	298
2.375% due 02/28/15 (Ñ)		10,960	10,885
2.500% due 03/31/15		500	499
3.000% due 02/28/17		100	98
3.250% due 03/31/17		2,200	2,197
2.750% due 02/15/19		100	93
3.375% due 11/15/19 (Ñ)		4,670	4,506
8.000% due 11/15/21		840	1,145
5.375% due 02/15/31		1,000	1,106
4.375% due 02/15/38		500	475
3.500% due 02/15/39		200	162
4.250% due 05/15/39		490	454
4.375% due 11/15/39 (Ñ)		600	567
4.625% due 02/15/40		900	887

			31,368

Total Long-Term Investments (cost $350,735)			349,702

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.2%
Consumer Discretionary - 0.1%
Motors Liquidation Co. (Æ)	80,000	683

Financial Services - 0.1%
DG Funding Trust (Å)(Æ)	49	399

Total Preferred Stocks (cost $766)		1,082

Short-Term Investments - 17.1%
Comcast Corp. 5.500% due 03/15/11	100	104
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	290	298
Credit Agricole Zero coupon due 05/03/10	1,745	1,745
DCP Midstream LLC 6.875% due 02/01/11	20	21
Enterprise Products Operating LLC Series K 4.950% due 06/01/10	125	126
Ford Motor Credit Co. LLC (Ñ) 7.875% due 06/15/10	200	202
GMAC, Inc. 7.250% due 03/02/11	525	534
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10	125	126
HSBC Finance Corp. (Ê) 0.500% due 05/10/10	100	100
KeyBank NA (Ê)(Å) Series BKNT 2.502% due 06/02/10	300	301
Korea Development Bank (Ê) 0.391% due 04/06/10	900	900
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	200	46
Lloyds Bank PLC Zero coupon due 04/26/10	2,330	2,330
Metropolitan Life Global Funding I (Ê)(Þ) 0.290% due 05/17/10	400	400
Morgan Stanley (Ê) 2.350% due 05/14/10	400	401
Nationwide Life Global Funding I (Ê)(Þ) 0.451% due 05/19/10	1,300	1,298
New Cingular Wireless Services, Inc. (Ñ) 7.875% due 03/01/11	150	160
Nisource Finance Corp. 7.875% due 11/15/10	125	130
Progress Energy, Inc. 7.100% due 03/01/11	77	81
Reckson Operating Partnership, LP 5.150% due 01/15/11	92	93
Russell U.S. Cash Management Fund (Ê)(£)	18,113,140	18,113
SLM Corp. (Ê) 0.409% due 07/26/10	50	49

	Principal Amount ($) or Shares	Market Value $
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	3	3
Sprint Nextel Corp. (Ê)(Ñ) 0.688% due 06/28/10	350	349
Sun Life Financial Global Funding, LP (Ê)(Þ) 0.541% due 07/06/10	700	700
UBS AG (Ê) 1.169% due 05/05/10	700	700
United States Treasury Bills (ç)(ž)
0.020% due 04/01/10	8,000	8,000
0.117% due 04/08/10 (Ñ)	2,900	2,900
0.127% due 04/15/10	835	835
0.136% due 04/15/10	2,570	2,570
Zero coupon due 04/22/10	13,000	12,999
0.087% due 05/13/10 (§)	130	130
0.110% due 05/13/10 (§)	110	110
0.152% due 05/13/10 (§)	3,000	2,999
0.188% due 08/05/10	4,500	4,497
0.190% due 08/12/10 (Ñ)	3,000	2,998
0.183% due 08/26/10 (§)	8	8
0.218% due 08/26/10 (§)	4,600	4,596
UnitedHealth Group, Inc. 5.250% due 03/15/11	95	99

Total Short-Term Investments (cost $72,114)		72,051

Repurchase Agreements - 3.6%
Agreement with Barclays Capital Inc. and State Street Bank & Co. (Tri-party) of 15,000 dated March 31, 2010, at 0.030% to be repurchased at $15,000 on April 1, 2010 collaternalized by: $14,112 par United States Treasury Inflation Protected Obligation, valued at $15,357	15,000	15,000

Total Repurchase Agreements (cost $15,000)		15,000

Other Securities - 6.5%
State Street Securities Lending Quality Trust (×)	27,647,358	27,555

Total Other Securities (cost $27,647)		27,555

Total Investments - 110.2% (identified cost $466,262)		465,390

Other Assets and Liabilities, Net - (10.2%)		(43,220)

Net Assets - 100.0%		422,170

See accompanying notes which are an integral part of this quarterly report.

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bobl Futures (Germany)	50	EUR	5,854	06/10	20
Euro-Bund Futures (Germany)	29	EUR	3,577	06/10	25
Eurodollar Futures (CME)	5	USD	1,246	04/10	—
Eurodollar Futures (CME)	5	USD	1,246	05/10	—
Eurodollar Futures (CME)	166	USD	41,346	06/10	139
Eurodollar Futures (CME)	88	USD	21,882	09/10	32
Eurodollar Futures (CME)	79	USD	19,586	12/10	70
Eurodollar Futures (CME)	1	USD	247	03/11	2
Long Gilt Bond (UK)	12	GBP	1,377	06/10	12
Three Month Short Sterling Interest Rate Futures (UK)	12	GBP	1,489	06/10	6
Three Month Short Sterling Interest Rate Futures (UK)	6	GBP	743	09/10	1
Three Month Short Sterling Interest Rate Futures (UK)	7	GBP	865	12/10	2
United States Treasury 2 Year Notes	133	USD	28,855	06/10	(25)
United States Treasury 5 Year Notes	216	USD	24,806	06/10	(83)
United States Treasury 10 Year Notes	302	USD	35,108	06/10	(137)
United States Treasury 30 Year Bond	25	USD	2,903	06/10	(11)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					53

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Eurodollar Midcurve 1 Year Futures
Sep 2010 97.38 Put (133)	USD	333	(36)
Inflationary Floor
Mar 2020 0.001 Put (1)	USD	1,400	(10)
Mar 2020 0.001 Put (1)	USD	1,000	(8)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 2.750%
Apr 2010 0.00 Call (1)		100	—
USD Three Month LIBOR/USD 3.250%
Apr 2010 0.00 Call (4)		2,000	—
USD Three Month LIBOR/USD 3.500%
Apr 2010 0.00 Call (2)		7,700	(4)
USD Three Month LIBOR/USD 3.600%
May 2010 0.00 Call (1)		1,000	(3)
USD Three Month LIBOR/USD 3.500%
Jun 2010 0.00 Call (4)		8,900	(27)
USD Three Month LIBOR/USD 3.250%
Aug 2010 0.00 Call (2)		2,400	(7)
USD 4.250%/USD Three Month LIBOR
Apr 2010 0.00 Put (5)		4,400	(1)
USD 5.000%/USD Three Month LIBOR
Apr 2010 0.00 Put (1)		1,000	—
USD 4.100%/USD Three Month LIBOR
May 2010 0.00 Put (1)		1,000	(6)
USD 4.500%/USD Three Month LIBOR
Jun 2010 0.00 Put (4)		18,300	(21)
USD 5.000%/USD Three Month LIBOR
Jun 2010 0.00 Put (2)		4,000	—
USD 4.750%/USD Three Month LIBOR
Aug 2010 0.00 Put (2)		2,400	(13)
USD 5.500%/USD Three Month LIBOR
Aug 2010 0.00 Put (3)		17,000	(2)
USD 6.000%/USD Three Month LIBOR
Aug 2010 0.00 Put (1)		2,000	—
USD 4.000%/USD Three Month LIBOR
Oct 2010 0.00 Put (1)		7,900	(40)
USD 4.000%/USD Three Month LIBOR
Dec 2010 0.00 Put (2)		10,100	(67)
USD 10.000%/USD Three Month LIBOR
Jul 2012 0.00 Put (2)		10,200	(11)

United States Treasury Notes
10 Year Futures May 2010 119.00 Call (8)	USD	8	(1)
Apr 2010 114.00 Put (21)	USD	21	(2)
May 2010 114.00 Put (8)	USD	8	(3)
May 2010 115.00 Put (4)	USD	4	(2)

United States Treasury Bonds
May 2010 119.00 Call (2)	USD	2	(1)
May 2010 111.00 Put (2)	USD	2	(1)

Total Liability for Options Written (premiums received $810)			(266)

See accompanying notes which are an integral part of this quarterly report.

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	198	NZD	278	06/16/10	(1)
Bank of America	CHF	420	USD	390	06/16/10	(9)
Barclays Bank PLC	USD	54	MYR	180	04/30/10	2
Barclays Bank PLC	USD	207	CNY	1,400	06/07/10	(1)
Barclays Bank PLC	EUR	434	NOK	3,502	06/16/10	1
Barclays Bank PLC	EUR	290	SEK	2,820	06/16/10	(1)
Barclays Bank PLC	EUR	419	USD	567	04/26/10	1
Citibank	USD	198	NOK	1,155	06/16/10	(4)
Citibank	USD	197	NZD	281	06/16/10	1
Citibank	USD	54	TWD	1,701	04/29/10	—
Citibank	AUD	660	EUR	444	06/16/10	(1)
Citibank	CAD	408	EUR	290	06/16/10	(5)
Citibank	CHF	634	EUR	434	06/16/10	(7)
Citibank	EUR	294	AUD	436	06/16/10	-
Citibank	EUR	294	NZD	558	06/16/10	(1)
Citibank	EUR	490	USD	673	04/26/10	12
Citibank	JPY	17,660	USD	198	06/16/10	9
Citibank	NZD	266	USD	186	06/16/10	(2)
Credit Suisse First Boston	USD	454	KRW	516,294	07/28/10	1
Credit Suisse First Boston	KRW	516,294	USD	455	04/14/10	(1)
Deutsche Bank	USD	57	MXN	754	04/22/10	4
Deutsche Bank	EUR	192	USD	260	04/30/10	—
Deutsche Bank	EUR	149	USD	199	06/16/10	(2)
Deutsche Bank	GBP	156	USD	241	04/14/10	4
Deutsche Bank	JPY	3,396	USD	38	06/16/10	1
Goldman Sachs	EUR	1,125	USD	1,540	04/26/10	20
Goldman Sachs	JPY	38,437	USD	425	04/19/10	14
HSBC	USD	196	AUD	217	06/16/10	1
HSBC	USD	69	BRL	124	04/05/10	—
HSBC	USD	792	EUR	586	06/16/10	(4)
HSBC	BRL	124	USD	71	04/05/10	1
HSBC	BRL	124	USD	69	06/02/10	—
HSBC	CHF	636	EUR	440	06/16/10	(5)
HSBC	CHF	213	USD	199	06/16/10	(3)
HSBC	EUR	294	CAD	414	06/16/10	5
HSBC	EUR	290	GBP	260	06/16/10	2
HSBC	EUR	292	GBP	262	06/16/10	2
HSBC	EUR	290	NOK	2,346	06/16/10	1
HSBC	EUR	1,132	NOK	9,152	06/16/10	3
HSBC	EUR	292	NZD	574	06/16/10	6
HSBC	GBP	130	USD	198	06/16/10	1
HSBC	JPY	36,990	CHF	420	06/16/10	1
HSBC	MXN	31	USD	2	04/22/10	—
HSBC	MXN	723	USD	57	04/22/10	(1)
HSBC	NOK	1,894	SEK	2,272	06/16/10	(2)
HSBC	NOK	1,202	USD	198	06/16/10	(4)
HSBC	SEK	5,716	EUR	590	06/16/10	3
JP Morgan	USD	223	AUD	252	04/01/10	8
JP Morgan	USD	229	AUD	252	04/30/10	2
JP Morgan	USD	198	CAD	208	06/16/10	6
JP Morgan	USD	81	SGD	115	05/03/10	1
JP Morgan	AUD	252	USD	230	04/01/10	(1)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JP Morgan	CAD	810	EUR	590	06/16/10	—
JP Morgan	CAD	795	USD	762	04/06/10	(19)
JP Morgan	EUR	5	USD	7	04/01/10	1
JP Morgan	EUR	213	USD	289	04/26/10	1
JP Morgan	EUR	833	USD	1,180	04/26/10	55
JP Morgan	GBP	264	EUR	296	06/16/10	(1)
JP Morgan	GBP	5	USD	8	04/01/10	—
JP Morgan	NZD	1,120	EUR	584	06/16/10	(2)
Morgan Stanley	USD	814	CAD	838	06/16/10	12
Morgan Stanley	EUR	57	USD	79	04/26/10	2
Morgan Stanley	NOK	2,354	EUR	292	06/16/10	—
Morgan Stanley	NOK	1,177	EUR	146	06/16/10	—
Royal Bank of Canada	USD	207	JPY	18,717	06/16/10	(7)
Royal Bank of Canada	EUR	294	CAD	402	06/16/10	(1)
Royal Bank of Canada	EUR	306	USD	415	06/16/10	2
Royal Bank of Canada	GBP	262	EUR	292	06/16/10	(1)
Royal Bank of Scotland	USD	440	KRW	516,294	04/14/10	17
Royal Bank of Scotland	EUR	294	GBP	264	06/16/10	1
Royal Bank of Scotland	GBP	534	EUR	594	06/16/10	(4)
Royal Bank of Scotland	GBP	43	USD	65	06/24/10	—
State Street Bank and Trust Company	EUR	802	SEK	7,764	06/16/10	(4)
UBS	AUD	218	USD	196	06/16/10	(3)
UBS	BRL	82	USD	46	04/12/10	—
UBS	EUR	223	CHF	318	06/16/10	(1)
UBS	EUR	223	CHF	318	06/16/10	1
UBS	EUR	435	GBP	394	06/16/10	1
UBS	EUR	435	GBP	394	06/16/10	10
UBS	EUR	124	USD	169	04/26/10	2
UBS	EUR	289	USD	396	06/16/10	6
UBS	EUR	293	USD	399	06/16/10	3
UBS	EUR	294	USD	394	06/16/10	(3)
UBS	JPY	35,770	CAD	404	06/16/10	8
UBS	JPY	36,000	CHF	210	06/16/10	7
UBS	NOK	2,414	SEK	2,870	06/16/10	(4)
Westpac Banking Corporation	USD	197	AUD	217	06/16/10	1
Westpac Banking Corporation	USD	1,414	NZD	2,013	06/16/10	9
Westpac Banking Corporation	AUD	1,140	USD	1,028	06/16/10	(9)
Westpac Banking Corporation	JPY	18,320	USD	198	06/16/10	2

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						140

See accompanying notes which are an integral part of this quarterly report.

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	1,200	3.000%	Three Month LIBOR	12/16/10	22
Bank of America	CAD	3,140	Canadian Dealer Offer Rate	1.958%	07/20/12	19
Bank of America	USD	2,400	Three Month LIBOR	3.250%	06/16/17	31
Bank of America	CAD	740	3.920%	Canadian Dealer Offer Rate	07/20/20	3
Barclays Bank PLC	USD	144	Three Month LIBOR	4.524%	11/15/21	(6)
Barclays Bank PLC	USD	146	Three Month LIBOR	4.420%	11/15/21	(4)
Barclays Bank PLC	USD	266	Three Month LIBOR	4.540%	11/15/21	(12)
Barclays Bank PLC	USD	530	Three Month LIBOR	4.633%	11/15/21	(30)
Barclays Bank PLC	GBP	4,570	Six Month LIBOR	4.360%	08/10/25	(81)
BNP Paribas	EUR	500	2.090%	Consumer Price Index (France)	10/15/10	22
BNP Paribas	BRL	300	11.390%	Brazil Interbank Deposit Rate	01/02/12	—
BNP Paribas	BRL	200	12.110%	One Month LIBOR	01/02/14	1
BNP Paribas	EUR	300	4.500%	Six Month EURIBOR	03/18/14	37
Citibank	USD	7,400	Three Month LIBOR	3.250%	06/16/17	94
Credit Suisse First Boston	EUR	3,200	3.000%	Six Month EURIBOR	06/16/15	101
Credit Suisse First Boston	GBP	5,450	Six Month LIBOR	3.400%	08/10/15	(115)
Credit Suisse First Boston	GBP	9,130	4.113%	Six Month LIBOR	08/10/20	184
Credit Suisse First Boston	USD	1,270	Three Month LIBOR	4.250%	06/16/40	65
Deutsche Bank	KRW	416,000	2.820%	Korean Interbank Offer Rate	01/28/11	(1)
Deutsche Bank	KRW	200,000	3.870%	Korean Interbank Offer Rate	06/12/11	1
Deutsche Bank	AUD	200	4.500%	Three Month BBSW	06/15/11	(1)
Deutsche Bank	KRW	1,120,000	3.690%	Korean Interbank Offer Rate	06/26/11	4
Deutsche Bank	KRW	467,700	3.620%	Korean Interbank Offer Rate	07/06/11	1
Deutsche Bank	KRW	781,412	3.630%	Three Month LIBOR	07/07/11	2
Deutsche Bank	EUR	1,400	3.000%	Six Month EURIBOR	06/16/15	44
Deutsche Bank	USD	3,000	Three Month LIBOR	3.250%	06/16/17	38
Deutsche Bank	USD	4,500	3.250%	Three Month LIBOR	06/16/17	(57)
Deutsche Bank	USD	7,500	Three Month LIBOR	3.250%	06/16/17	96
Deutsche Bank	EUR	770	3.750%	Six Month LIBOR	06/16/20	36
Deutsche Bank	EUR	1,050	4.000%	Six Month EURIBOR	06/16/40	74
Goldman Sachs	USD	1,010	Six Month LIBOR	Six Month LIBOR	05/25/10	17
Goldman Sachs	BRL	400	10.840%	Brazil Interbank Deposit Rate	01/02/12	1
Goldman Sachs	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	1
Goldman Sachs	EUR	300	2.500%	Six Month EURIBOR	06/16/15	—
Goldman Sachs	EUR	2,900	3.000%	Six Month EURIBOR	06/16/15	91
HSBC	BRL	400	11.360%	Brazil Interbank Deposit Rate	01/02/12	2
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	1
HSBC	BRL	100	12.540%	One Month LIBOR	01/02/14	1
HSBC	MXN	4,900	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	4
JP Morgan	KRW	405,000	2.830%	Korean Interbank Offer Rate	01/28/11	(1)
JP Morgan	KRW	350,000	3.900%	Korean Interbank Offer Rate	06/15/11	2
JP Morgan	KRW	1,100,000	3.720%	Korean Interbank Offer Rate	06/22/11	4
JP Morgan	KRW	371,651	3.660%	Korean Interbank Offer Rate	07/08/11	1
JP Morgan	CAD	1,280	Canadian Dealer Offer Rate	1.940%	08/03/12	9
JP Morgan	BRL	200	12.170%	Brazil Interbank Deposit Rate	01/02/13	1
JP Morgan	USD	5,200	3.250%	Three Month LIBOR	06/16/17	(66)
JP Morgan	CAD	300	3.926%	Canadian Dealer Offer Rate	08/03/20	1
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	8
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	16
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	29
Morgan Stanley	EUR	200	2.500%	Six Month EURIBOR	06/16/15	—
Morgan Stanley	USD	5,400	3.000%	Three Month LIBOR	12/16/10	99
Royal Bank of Canada	CAD	1,470	Canadian Dealer Offer Rate	1.909%	07/26/12	11
Royal Bank of Canada	CAD	1,460	Canadian Dealer Offer Rate	2.014%	07/29/12	8

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Royal Bank of Canada	CAD	1,530	Canadian Dealer Offer Rate	1.940%	08/03/12	11
Royal Bank of Canada	CAD	350	3.840%	Canadian Dealer Offer Rate	07/26/20	(1)
Royal Bank of Canada	CAD	340	3.875%	Canadian Dealer Offer Rate	07/29/20	—
Royal Bank of Canada	CAD	360	3.871%	Canadian Dealer Offer Rate	08/03/20	(1)
Royal Bank of Scotland	USD	700	4.000%	Three Month LIBOR	12/16/14	44
Royal Bank of Scotland	CAD	1,500	5.700%	Canadian Dealer Offer Rate	12/18/24	4
UBS	AUD	1,900	4.500%	Three Month LIBOR	06/15/11	(12)
UBS	BRL	800	10.575%	Brazil Interbank Deposit Rate	01/02/12	(16)
UBS	AUD	1,600	6.000%	Six Month LIBOR	09/15/12	11
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	1
UBS	BRL	200	12.250%	One Month LIBOR	01/02/14	1

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $464						850

See accompanying notes which are an integral part of this quarterly report.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Arrow Electronics, Inc.	Citigroupglobal Markets, Inc.	1.125%	USD	135	(0.820%	)	03/20/14	2
Centex Corporation	JP Morgan	0.916%	USD	325	(4.400%	)	12/20/13	(41)
Darden Restaurants, Inc.	Deutsche Bank	0.774%	USD	400	(2.250%	)	03/20/14	(23)
DR Horton, Inc.	Citibank	1.992%	USD	100	(1.000%	)	09/20/16	6
DR Horton, Inc.	Deutsche Bank	1.992%	USD	80	(1.000%	)	09/20/16	4
DR Horton, Inc.	Goldman Sachs	1.992%	USD	80	(1.000%	)	09/20/16	4
Federal Republic of Brazil	Barclays Bank PLC	1.305%	USD	500	(1.000%	)	06/20/15	(7)
Federal Republic of Brazil	Goldman Sachs	1.305%	USD	500	(1.000%	)	06/20/15	(7)
Ford Motor Credit Co.	Barclays Bank PLC	2.742%	USD	1,000	6.150%		09/20/12	82
Ford Motor Credit Co.	Goldman Sachs	2.742%	USD	600	5.850%		09/20/12	45
Gaz Capital for Gazprom	Barclays Bank PLC	1.733%	USD	300	1.600%		12/20/12	(1)
Gaz Capital for Gazprom	Morgan Stanley	1.765%	USD	1,000	2.480%		02/20/13	20
Gaz Capital for Gazprom	Morgan Stanley	1.765%	USD	100	2.180%		02/20/13	1
GE Capital Corp.	Citibank	1.363%	USD	200	4.000%		12/20/13	19
GE Capital Corp.	Deutsche Bank	1.363%	USD	100	4.900%		12/20/13	13
Hewlett-Packard Co.	Citigroupglobal Markets, Inc.	0.369%	USD	135	(0.720%	)	03/20/14	(2)
Japan-55	Bank of America	0.607%	USD	300	(1.000%	)	03/20/15	5
Japan-55	Deutsche Bank	0.607%	USD	100	(1.000%	)	03/20/15	2
Japan-55	JP Morgan	0.607%	USD	600	(1.000%	)	03/20/15	10
K B Home, Inc.	Citibank	3.173%	USD	100	(1.000%	)	09/20/16	11
Kohl's, Inc.	Deutsche Bank	0.647%	USD	125	(1.000%	)	12/20/14	(2)
Kohl's, Inc.	JP Morgan	0.647%	USD	125	(1.000%	)	12/20/14	(2)
Lowe's Companies, Inc.	Citigroupglobal Markets, Inc.	0.524%	USD	340	(1.450%	)	03/20/14	(12)
Mexico Government International Bond	Morgan Stanley	0.804%	USD	100	0.750%		01/20/12	—
Nordstrom, Inc.	Deutsche Bank	0.759%	USD	215	(2.100%	)	03/20/14	(11)
Pulte Homes, Inc.	Goldman Sachs	2.005%	USD	725	(1.000%	)	09/20/16	40
Pulte Homes, Inc.	JP Morgan	1.671%	USD	1,000	(3.870%	)	03/20/14	(81)
SLM Corp.	Citibank	3.038%	USD	200	4.850%		03/20/13	10
Target Corp.	Credit Suisse First Boston	0.332%	USD	125	(1.000%	)	12/20/14	(4)
Target Corp.	Deutsche Bank	0.332%	USD	125	(1.000%	)	12/20/14	(4)
The Home Depot, Inc.	Citigroupglobal Markets, Inc.	0.534%	USD	340	(3.250%	)	03/20/14	(35)
Toll Brothers, Inc.	Credit Suisse First Boston	1.649%	USD	255	(1.000%	)	09/20/16	9
United Kingdom Gilt	Deutsche Bank	0.719%	USD	300	(1.000%	)	12/20/14	4
United Kingdom Gilt	JP Morgan	0.736%	USD	300	(1.000%	)	03/20/15	3
United Kingdom Gilt	JP Morgan	0.736%	USD	700	(1.000%	)	03/20/15	8
United Kingdom Gilt	Morgan Stanley	0.719%	USD	100	(1.000%	)	12/20/14	1
United Kingdom Gilt	Societe Generale	0.736%	USD	500	(1.000%	)	03/20/15	6

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $52								73

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	1,300	0.760%		01/25/38	(773)
ABX - HE Index for Sub-Prime Home Equity Sector	Citibank	USD	607	0.170%		05/25/46	(525)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,300	0.090%		08/25/37	(819)
CMBX AJ Index	Bank of America	USD	100	(0.840%	)	10/12/52	22
CMBX AJ Index	Barclays Bank PLC	USD	340	(0.840%	)	10/12/52	74
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	78
CMBX AJ Index	Credit Suisse First Boston	USD	930	(0.840%	)	10/12/52	201
CMBX AJ Index	Deutsche Bank	USD	3,000	(1.000%	)	06/20/15	(17)
Dow Jones CDX Index	Bank of America	USD	460	(0.840%	)	10/12/52	100
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	12
Dow Jones CDX Index	Goldman Sachs	USD	193	0.548%		12/20/17	2
Dow Jones CDX Index	JP Morgan	USD	386	0.553%		12/20/17	5

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($1,285)							(1,640)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,233)							(1,567)

See accompanying notes which are an integral part of this quarterly report.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — March 31, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long Term Investments
Asset-Backed Securities	$—	$20,317	$—	$20,317
Corporate Bonds and Notes	—	83,242	—	83,242
International Debt	—	37,834	—	37,834
Loan Agreements	—	1,461	—	1,461
Mortgage-Backed Securities	—	159,468	—	159,468
Municipal Bonds	—	5,227	—	5,227
Non-US Bonds	—	4,427	75	4,502
United States Government Agencies	—	6,283	—	6,283
United States Government Treasuries	—	31,368	—	31,368
Preferred Stocks	683	—	399	1,082
Short-Term Investments	—	72,051	—	72,051
Repurchase Agreements	—	15,000	—	15,000
Other Securities	—	27,555	—	27,555

Total Investments	683	464,233	474	465,390

Other Financial Instruments
Futures Contracts	53	—	—	53
Options Written	(46)	(202)	(18)	(266)
Foreign Currency Exchange Contracts	—	140	—	140
Interest Rate Swap Contracts	—	346	40	386
Credit Default Swaps	—	(334)	—	(334)

Total Other Financial Instruments*	7	(50)	22	(21)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending March 31, 2010 were less than 1% of net assets.

There were no transfers between Level 1 and Level 2 for the period ending March 31, 2010.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	47

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.5%
Diversified - 9.5%
BR Properties SA (Æ)	39,288	285
British Land Co. PLC (ö)	54,215	396
CapitaLand, Ltd.	324,500	921
Cousins Properties, Inc. (ö)(Ñ)	148,967	1,238
Dexus Property Group (ö)	554,153	412
FKP Property Group (ö)	142,830	94
Forest City Enterprises, Inc. Class A (Æ)(Ñ)	132,248	1,906
Glorious Property Holdings, Ltd. (Æ)	802,666	340
Goldcrest Co., Ltd.	10,597	280
Great Eagle Holdings, Ltd.	34,955	98
Hang Lung Properties, Ltd. - ADR	101,000	407
Henderson Land Development Co., Ltd.	88,336	622
Hysan Development Co., Ltd.	115,460	334
IVG Immobilien AG (Æ)	26,878	235
Keppel Land, Ltd.	121,005	317
Kerry Properties, Ltd.	53,500	287
KWG Property Holding, Ltd.	303,686	221
Land Securities Group PLC (ö)	104,166	1,072
Lexington Realty Trust (ö)(Ñ)	61,690	402
London & Stamford Property, Ltd.	4,718	8
Mirvac Group (ö)	224,702	304
Mitsubishi Estate Co., Ltd.	100,000	1,637
Mitsui Fudosan Co., Ltd.	42,104	715
New World Development, Ltd.	433,995	850
Nomura Real Estate Holdings, Inc.	6,900	106
Norwegian Property ASA (Æ)	99,026	207
Sponda OYJ	101,900	425
Stockland (ö)	264,364	968
Sumitomo Realty & Development Co., Ltd.	17,000	323
Sun Hung Kai Properties, Ltd.	167,606	2,521
Unibail-Rodamco SE (ö)	4,875	988
Vornado Realty Trust (ö)	294,519	22,295
Wharf Holdings, Ltd.	154,000	868
Wihlborgs Fastigheter AB	4,938	104

		42,186

Free Standing Retail - 0.5%
National Retail Properties, Inc. (ö)(Ñ)	62,500	1,427
Realty Income Corp. (ö)(Ñ)	21,700	666

		2,093

Health Care - 10.7%
Brookdale Senior Living, Inc. (Æ)(Ñ)	118,339	2,465
HCP, Inc. (ö)(Ñ)	331,998	10,956
Health Care REIT, Inc. (ö)	191,877	8,679
Nationwide Health Properties, Inc. (ö)	284,281	9,992
Omega Healthcare Investors, Inc. (ö)(Ñ)	123,900	2,415
Senior Housing Properties Trust (ö)(Ñ)	167,402	3,708
Ventas, Inc. (ö)(Ñ)	187,620	8,908

		47,123

Industrial - 5.8%
AMB Property Corp. (ö)(Ñ)	176,240	4,801
DCT Industrial Trust, Inc. (ö)(Ñ)	604,149	3,160

	Principal Amount ($) or Shares	Market Value $
EastGroup Properties, Inc. (ö)(Ñ)	43,487	1,641
First Potomac Realty Trust (ö)(Ñ)	81,500	1,225
Goodman Group (ö)	1,099,762	661
ProLogis (ö)(Ñ)	1,058,827	13,977
Segro PLC (ö)	21,955	106

		25,571

Lodging/Resorts - 7.2%
DiamondRock Hospitality Co. (ö)(Ñ)	297,486	3,008
Gaylord Entertainment Co. (Æ)	22,666	664
Hersha Hospitality Trust (ö)(Ñ)	196,428	1,017
Hospitality Properties Trust (ö)	98,602	2,362
Host Hotels & Resorts, Inc. (ö)(Ñ)	1,175,045	17,214
Hyatt Hotels Corp. (Æ)(Ñ)	33,015	1,286
LaSalle Hotel Properties (ö)(Ñ)	7,250	169
Orient-Express Hotels, Ltd. Class A (Æ)(Ñ)	19,289	274
Pebblebrook Hotel Trust (Æ)(ö)(Ñ)	75,009	1,577
Shangri-La Asia, Ltd.	125,256	246
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	71,662	3,342
Sunstone Hotel Investors, Inc. (Æ)(ö)(Ñ)	61,593	688

		31,847

Mixed Industrial/Office - 2.7%
Liberty Property Trust (ö)(Ñ)	296,382	10,059
PS Business Parks, Inc. (ö)(Ñ)	34,003	1,816

		11,875

Office - 10.5%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	59,400	4,016
BioMed Realty Trust, Inc. (ö)(Ñ)	103,800	1,717
Boston Properties, Inc. (ö)	222,062	16,752
Brookfield Properties Corp.	22,024	338
CapitaCommercial Trust (Æ)(ö)	398,000	307
Commonwealth Property Office Fund (ö)	315,383	262
DA Office Investment Corp. Class A (ö)	44	94
Derwent London PLC (ö)	9,028	187
Fabege AB	59,081	399
Great Portland Estates PLC (ö)	42,164	201
Highwoods Properties, Inc. (ö)(Ñ)	124,900	3,963
Hongkong Land Holdings, Ltd.	207,300	1,051
ICADE (ö)	3,925	437
ING Office Fund	350,468	188
Japan Prime Realty Investment Corp. Class A (ö)	43	96
Kenedix Realty Investment Corp. Class A (ö)	40	107
Kilroy Realty Corp. (ö)(Ñ)	161,857	4,992
Mack-Cali Realty Corp. (ö)(Ñ)	83,533	2,945
Nippon Building Fund, Inc. Class A (ö)	35	301
Piedmont Office Realty Trust, Inc. (ö)(Ñ)	100,983	2,005
SL Green Realty Corp. (ö)(Ñ)	104,507	5,985

		46,343

48	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Regional Malls - 12.9%
Aeon Mall Co., Ltd.	7,700	162
BR Malls Participacoes SA (Æ)	7,813	92
CapitaMalls Asia, Ltd. (Æ)	35,000	57
CBL & Associates Properties, Inc. (ö)(Ñ)	35,300	484
Macerich Co. (The) (ö)(Ñ)	212,672	8,147
Simon Property Group, Inc. (ö)	503,365	42,232
Taubman Centers, Inc. (ö)(Ñ)	106,500	4,252
Westfield Group (ö)	165,958	1,837

		57,263

Residential - 15.4%
American Campus Communities, Inc. (ö)(Ñ)	58,700	1,624
Apartment Investment & Management Co. Class A (ö)(Ñ)	116,846	2,151
AvalonBay Communities, Inc. (ö)(Ñ)	146,071	12,613
Boardwalk Real Estate Investment Trust (ö)	10,465	415
BRE Properties, Inc. Class A (ö)(Ñ)	52,071	1,862
Camden Property Trust (ö)(Ñ)	203,664	8,478
China Overseas Land & Investment, Ltd.	203,200	459
Colonial Properties Trust (ö)(Ñ)	70,799	912
Deutsche Wohnen AG (Æ)	20,596	209
Education Realty Trust, Inc. (ö)(Ñ)	93,032	534
Equity Lifestyle Properties, Inc. (ö)(Ñ)	42,224	2,275
Equity Residential (ö)(Ñ)	565,621	22,144
Essex Property Trust, Inc. (ö)(Ñ)	65,665	5,907
Home Properties, Inc. (ö)(Ñ)	57,395	2,686
Mid-America Apartment Communities, Inc. (ö)(Ñ)	30,541	1,582
Post Properties, Inc. (ö)(Ñ)	93,655	2,062
Shimao Property Holdings, Ltd.	50,414	93
UDR, Inc. (ö)(Ñ)	99,517	1,755
Unite Group PLC (Æ)	52,822	207

		67,968

Self Storage - 5.8%
Big Yellow Group PLC (Æ)(ö)	37,389	193
Extra Space Storage, Inc. (ö)(Ñ)	206,100	2,613
Public Storage (ö)(Ñ)	237,705	21,866
Sovran Self Storage, Inc. (ö)	23,800	830

		25,502

Shopping Centers - 8.7%
Acadia Realty Trust (ö)(Ñ)	47,424	847
Alexander’s, Inc. (Æ)(ö)(Ñ)	2,261	676
Aliansce Shopping Centers SA (Æ)	19,614	114
Atrium European Real Estate, Ltd.	23,737	152
Citycon OYJ	1,612	6
Corio NV (ö)	4,177	279
Developers Diversified Realty Corp. (ö)(Ñ)	367,431	4,472
Federal Realty Investment Trust (ö)(Ñ)	103,539	7,539
Hammerson PLC (ö)	123,800	739
Inland Real Estate Corp. (ö)(Ñ)	40,267	368
Kimco Realty Corp. (ö)(Ñ)	514,409	8,045

	Principal Amount ($) or Shares	Market Value $
Kite Realty Group Trust (ö)	201,800	955
Primaris Retail Real Estate Investment Trust (ö)	14,173	234
Regency Centers Corp. (ö)(Ñ)	243,251	9,115
Retail Opportunity Investments Corp. (Æ)(Ñ)	148,410	1,502
RioCan Real Estate Investment Trust (ö)	32	1
Tanger Factory Outlet Centers (ö)(Ñ)	24,300	1,049
Weingarten Realty Investors (ö)(Ñ)	106,324	2,292

		38,385

Specialty - 6.8%
Digital Realty Trust, Inc. (ö)(Ñ)	216,660	11,743
DuPont Fabros Technology, Inc. (ö)(Ñ)	95,000	2,051
Entertainment Properties Trust (ö)	75,200	3,093
Plum Creek Timber Co., Inc. (ö)(Ñ)	228,008	8,872
Rayonier, Inc. (ö)(Ñ)	81,822	3,717
Weyerhaeuser Co. (Ñ)	16,541	749

		30,225

Total Common Stocks (cost $325,262)		426,381

Short-Term Investments - 3.5%
Russell U.S. Cash Management Fund (£)	15,649,422	15,649

Total Short-Term Investments (cost $15,649)		15,649

Other Securities - 38.2%
State Street Securities Lending Quality Trust (×)	169,272,916	168,709

Total Other Securities (cost $169,273)		168,709

Total Investments - 138.2% (identified cost $510,184)		610,739

Other Assets and Liabilities, Net - (38.2%)		(168,891)

Net Assets - 100.0%		441,848

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Real Estate Securities Fund	49

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC	USD	30	HKD	231	04/07/10	—
HSBC	HKD	147	USD	19	04/07/10	—
State Street Bank and Trust Company	USD	11	EUR	8	04/06/10	—
State Street Bank and Trust Company	USD	8	HKD	63	04/01/10	—
State Street Bank and Trust Company	USD	12	HKD	90	04/01/10	—
State Street Bank and Trust Company	USD	9	JPY	794	04/01/10	—
State Street Bank and Trust Company	USD	9	JPY	799	04/02/10	—
State Street Bank and Trust Company	USD	3	NOK	21	04/06/10	—
State Street Bank and Trust Company	USD	5	NOK	27	04/07/10	—
State Street Bank and Trust Company	USD	18	SGD	26	04/01/10	—
State Street Bank and Trust Company	USD	10	SGD	13	04/05/10	—
State Street Bank and Trust Company	GBP	6	USD	9	04/01/10	—
State Street Bank and Trust Company	GBP	2	USD	3	04/06/10	—
State Street Bank and Trust Company	GBP	2	USD	3	04/06/10	—
State Street Bank and Trust Company	GBP	2	USD	3	04/06/10	—
State Street Bank and Trust Company	HKD	130	USD	17	04/01/10	—
State Street Bank and Trust Company	JPY	283	USD	3	04/01/10	—
State Street Bank and Trust Company	JPY	720	USD	8	04/01/10	—
State Street Bank and Trust Company	JPY	317	USD	3	04/02/10	—
State Street Bank and Trust Company	JPY	745	USD	8	04/02/10	—
State Street Bank and Trust Company	SGD	14	USD	10	04/01/10	—
State Street Bank and Trust Company	SGD	5	USD	3	04/05/10	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

Presentation of Portfolio Holdings — March 31, 2010 (Unaudited)

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified	$42,186	$—	$—	$42,186
Free Standing Retail	2,093	—	—	2,093
Health Care	47,123	—	—	47,123
Industrial	25,571	—	—	25,571
Lodging/Resorts	31,847	—	—	31,847
Mixed Industrial/Office	11,875	—	—	11,875
Office	46,343	—	—	46,343
Regional Malls	57,263	—	—	57,263
Residential	67,968	—	—	67,968
Self Storage	25,502	—	—	25,502
Shopping Centers	38,385	—	—	38,385
Specialty	30,225	—	—	30,225
Short-Term Investments	—	15,649	—	15,649
Other Securities	—	168,709	—	168,709

Total Investments	426,381	184,358	—	610,739

Other Financial Instruments
Foreign Currency Exchange Contracts	—	—	—	—

Total Other Financial Instruments*	—	—	—	—

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Transfers between Level 1 and Level 2 were less than 10% of net assets for the period ending March 31, 2010, excluding significant events that trigger fair value pricing of foreign securities.

See accompanying notes which are an integral part of this quarterly report.

50	Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2010 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the SLQT.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Australian Bank Bill Short Term Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

SLQT - Securities Lending Quality Trust

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PLN - Polish zloty
AUD - Australian dollar	HUF - Hungarian forint	RUB - Russian ruble
BRL - Brazilian real	IDR - Indonesian rupiah	SEK - Swedish krona
CAD - Canadian dollar	ILS - Israeli shekel	SGD - Singapore dollar
CHF - Swiss franc	INR - Indian rupee	SKK - Slovakian koruna
CLP - Chilean peso	JPY - Japanese yen	THB - Thai baht
CNY - Chinese renminbi yuan	KES - Kenyan schilling	TRY - Turkish lira
COP - Colombian peso	KRW - South Korean won	TWD - Taiwanese dollar
CRC - Costa Rica colon	MXN - Mexican peso	USD - United States dollar
CZK - Czech koruna	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
DKK - Danish krone	NOK - Norweigian Krone	VND - Vietnamese dong
EGP - Egyptian pound	NZD - New Zealand dollar	ZAR - South African rand
EUR - Euro	PEN - Peruvian nouveau sol
GBP - British pound sterling	PHP - Philippine peso

Notes to Schedules of Investments	51

Russell Investment Funds

Notes to Quarterly Report — March 31, 2010 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by independent pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Pricing services may utilize evaluated pricing models which apply available market information through the use of benchmark curves, benchmarking of similar securities, sector groupings, spread adjustments and ratings. Generally, Fund portfolio securities are valued at the close of the principal exchange on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter (“OTC”) equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Options on futures: Last sale price; settlement price if no last sale price.

•	Bank loans and forwards: Mean between bid and ask price.

•

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, as provided in the applicable fund prospectus or offering document and applicable law.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments (e.g. trade information, news, broker quotes) as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing

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methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between levels 1 and 2 (see detailed description of inputs and levels below). Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments.

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publically traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•

municipal bonds valued using information gathered from evaluators’ market sources, relative credit information from observed market movements and sector news that is integrated into evaluated pricing applications and models

•

corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•

mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

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Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities - fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations - fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

The levels associated with valuing the Funds’ investments for the period ended March 31, 2010 are disclosed in the Presentation of Portfolio Holdings.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

54	Notes to Quarterly Report

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Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended March 31, 2010, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S.	Exposing cash reserves and trade settlement
Core Bond	Return enhancement and hedging
Real Estate Securities	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Notes to Quarterly Report	55

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Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended March 31, 2010, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2010, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Multi Style Equity	Exposing cash reserves
Aggressive Equity	Exposing cash reserves
Non-U.S.	Exposing cash reserves
Core Bond	Return enhancement, hedging and exposing cash reserves

As of March 31, 2010, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Funds	Cash Collateral

Multi-Style Equity	$1,200,000
Aggressive Equity	700,000
Non-U.S.	1,500,000
Core Bond	200,250

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

56	Notes to Quarterly Report

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Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet Russell Investment Management Company (“RIMCo”) credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A-or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest or split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of March 31, 2010, the Core Bond Fund had cash collateral balances in connection with swaps contracts purchased (sold) as follows:

Funds	Cash Collateral for Swaps	Due to Broker

Core Bond	$1,852,071	$1,190,120

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is of a basket of credit instruments or exposures designed to be

Notes to Quarterly Report	57

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Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedule of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2010 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when its purchases a credit default swap. As a buyer of credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended March 31, 2010, the Core Bond Fund entered into credit default swaps primarily for return enhancement and hedging.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

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Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

For the period ended March 31, 2010, the Core Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. For the period ended March 31, 2010, there were no unfunded loan commitments in the Core Bond Fund.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or

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are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure

60	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

To be announced (“TBA”) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of March 31, 2010, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report	61

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets which potentially expose the Funds to credit risk consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Core Bond Fund and Non-U.S. Fund had direct holdings swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivable and liabilities on the Statements of Assets and Liabilities and net change in realized gain (loss) or unrealized appreciation (depreciation) on the Statement of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman securities.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all the U.S. Lehman entities’ bankruptcy cases set a filing deadline for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. In the case of all other U.S. Lehman entities, court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to U.S. Lehman entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc. and its parent company Lehman Brothers Holdings Inc.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended March 31, 2010 were as follows:

	Core Bond Fund
	Number of Contracts	Premiums Received
Outstanding December 31, 2009	88	$484,268
Opened	243	393,809
Closed	(34)	(10,369)
Expired	(79)	(57,852)

Outstanding March 31, 2010	218	$809,856

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

62	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy.

The Funds that participate in securities lending have cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At March 31, 2010, the SLQT Fund was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value. Each Fund has earmarked liquid assets to cover the difference between SLQT’s market value per unit and its amortized cost value per unit.

As of March 31, 2010, the non-cash collateral was received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Multi-Style Equity	$8,415,432	Pool of US Government Securities and Corporate Bonds
Aggressive Equity	785,745	Pool of US Government Securities and Corporate Bonds
Non-U.S.	2,241,373	Pool of US Government Securities and Corporate Bonds
Core Bond	2,057,144	Pool of US Government Securities and Corporate Bonds
Real Estate Securities	3,961,684	Pool of US Government Securities and Corporate Bonds

4.	Related Party Transactions

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund an unregistered Fund advised by RIMCo. As of March 31, 2010, the Investment Company Funds have invested $68,958,929 in the Russell U.S. Cash Management Fund.

5.	Federal Income Taxes

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Real Estate Securities Fund
Cost of Investments for Tax Purposes	$340,280,773	$154,181,092	$322,805,121	$607,943,795	$541,304,043

Unrealized Appreciation	$53,978,048	$28,767,456	$33,150,830	$17,220,859	$73,271,023
Unrealized Depreciation	(5,296,007)	(1,835,555)	(9,326,645)	(18,149,011)	(3,836,019)

Unrealized Appreciation (Depreciation)	$48,682,041	$26,931,901	$23,824,185	$(928,152)	$69,435,004

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

Notes to Quarterly Report	63

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Core Bond Fund - 1.2%
Adam Aircraft Term Loan	02/13/08	49,786	99.00	48	—
ARES CLO Funds	01/15/09	730,000	74.74	546	674
ARES CLO Funds	01/15/09	673,135	94.80	638	647
Armstrong Loan Funding, Ltd.	05/21/09	602,076	86.72	522	586
BNP Paribas Capital Trust	06/01/06	450,000	112.08	504	457
Black Diamond CLO, Ltd.	09/11/08	750,000	84.78	636	684
Chatham Light CLO, Ltd	11/25/09	495,121	90.07	446	456
CIT Mortgage Loan Trust	10/05/07	159,667	100.00	160	147
CIT Mortgage Loan Trust	10/05/07	130,000	100.00	130	56
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	71
Credit Suisse Mortgage Capital Certificates	09/03/08	536,596	71.67	385	353
DG Funding Trust	11/04/03	49	10,537.12	516	399
Freddie Mac REMICS	07/07/06	1,273	100.00	1	1
Freddie Mac REMICS	06/28/07	12,579	100.00	13	13
KeyBank NA	05/23/08	300,000	100.00	300	301
Symetra Financial Corp.	06/02/06	150,000	98.56	148	149
Washington Mutual Mortgage Pass Through	04/01/05	192,906	100.00	193	11

					5,005

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

7.	Subsequent Events

Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the Quarterly Report. This evaluation was completed through May 27, 2010, the date the Quarterly Report was issued. During the review nothing was discovered which would require further disclosure within the Quarterly Report.

64	Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	65

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-308

2010 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

MARCH 31, 2010

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

March 31, 2010 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA, part of Russell Investments.

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 60.1%
RIF Core Bond Fund	1,492,507	15,612
RIC Russell Investment Grade Bond Fund	361,057	7,802

		23,414

Domestic Equities - 22.9%
RIF Aggressive Equity Fund	111,136	1,160
RIF Multi-Style Equity Fund	250,208	3,110
RIF Real Estate Securities Fund	92,482	1,158
RIC Russell U.S. Quantitative Equity Fund	128,993	3,494

		8,922

International Equities - 17.0%
RIF Non-U.S. Fund	375,345	3,517
RIC Russell Emerging Markets Fund	42,876	786
RIC Russell Global Equity Fund	289,344	2,341

		6,644

Total Investments - 100.0% (identified cost $35,912)		38,980

Other Assets and Liabilities, Net - (0.0%)		(4)

Net Assets - 100.0%		38,976

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund	3

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 40.0%
RIF Core Bond Fund	4,671,561	48,864

Domestic Equities - 34.9%
RIF Aggressive Equity Fund	465,653	4,861
RIF Multi-Style Equity Fund	1,275,762	15,858
RIF Real Estate Securities Fund	488,403	6,115
RIC Russell U.S. Quantitative Equity Fund	584,635	15,838

		42,672

International Equities - 25.1%
RIF Non-U.S. Fund	1,840,898	17,249
RIC Russell Emerging Markets Fund	202,605	3,714
RIC Russell Global Equity Fund	1,211,453	9,801

		30,764

Total Investments - 100.0% (identified cost $117,867)		122,300

Other Assets and Liabilities, Net - (0.0%)		(2)

Net Assets - 100.0%		122,298

See accompanying notes which are an integral part of this quarterly report.

4	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 20.0%
RIF Core Bond Fund	1,310,899	13,712

Domestic Equities - 47.0%
RIF Aggressive Equity Fund	394,023	4,114
RIF Multi-Style Equity Fund	992,824	12,341
RIF Real Estate Securities Fund	328,562	4,113
RIC Russell U.S. Quantitative Equity Fund	430,240	11,655

		32,223

International Equities - 33.0%
RIF Non-U.S. Fund	1,390,225	13,027
RIC Russell Emerging Markets Fund	149,613	2,742
RIC Russell Global Equity Fund	847,466	6,856

		22,625

Total Investments - 100.0% (identified cost $68,683)		68,560

Other Assets and Liabilities, Net - (0.0%)		(7)

Net Assets - 100.0%		68,553

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund	5

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — March 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Domestic Equities - 59.0%
RIF Aggressive Equity Fund	149,859	1,564
RIF Multi-Style Equity Fund	413,735	5,143
RIF Real Estate Securities Fund	125,044	1,566
RIC Russell U.S. Quantitative Equity Fund	181,552	4,918

		13,191

International Equities - 41.0%
RIF Non-U.S. Fund	549,069	5,145
RIC Russell Emerging Markets Fund	61,450	1,126
RIC Russell Global Equity Fund	359,422	2,908

		9,179

Total Investments - 100.0% (identified cost $21,220)		22,370

Other Assets and Liabilities, Net - (0.0%)		(10)

Net Assets - 100.0%		22,360

See accompanying notes which are an integral part of this quarterly report.

6	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2010 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and may modify the ranges for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other Underlying Funds. Any modification in the range or changes to the Underlying Funds will be based on strategic long-term allocation decisions and not tactical, short-term positioning and may be made one or more times per year. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Target Asset Allocation Range as of May 1, 2010
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
RIF Core Bond Fund	35-45%	35-45%	15-25%	0%
RIC Russell Investment Grade Bond Fund	15-25	0	0	0
Domestic Equities
RIF Aggressive Equity Fund	0-8	0-9	1-11	2-12
RIF Multi-Style Equity Fund	3-13	8-18	13-23	18-28
RIF Real Estate Securities Fund	0-8	0-10	1-11	2-12
RIC Russell U.S. Quantitative Equity Fund	4-14	8-18	12-22	17-27
International Equities
RIF Non-U.S. Fund	4-14	9-19	14-24	18-28
RIC Russell Emerging Markets Fund	0-7	0-8	0-9	0-10
RIC Russell Global Equity Fund	1-11	3-13	5-15	8-18

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Quarterly Report	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2010 (Unaudited)

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The levels associated with valuing the Funds’ investments for the period ended March 31, 2010 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$38,619,572	$122,855,215	$71,139,053	$25,004,571

Unrealized Appreciation	$360,789	$182,564	$33,973,691	$560,220
Unrealized Depreciation	—	(737,937)	(36,552,718)	(3,194,856)

Net Unrealized Appreciation (Depreciation)	$360,789	$(555,373)	$(2,579,027)	$(2,634,636)

4.	Subsequent Events

Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the Quarterly Report. This evaluation was completed through May 27, 2010, the date the Quarterly Report was issued. During the review nothing was discovered which would require further disclosure within the Quarterly Report.

Effective July 1, 2010, each Fund’s allocation to the Underlying Funds in which it invests will be modified including the addition on the RIC Russell Commodity Strategies Fund as an Underlying Fund.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	9

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-309

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ SANDRA CAVANAUGH
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 27, 2010

By:	/s/ MARK E. SWANSON
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: May 27, 2010